UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05011

Name of Fund: BIF Multi-State Municipal Series Trust

BIF California Municipal Money Fund

BIF Connecticut Municipal Money Fund

BIF Massachusetts Municipal Money Fund

BIF Michigan Municipal Money Fund

BIF New Jersey Municipal Money Fund

BIF New York Municipal Money Fund

BIF Ohio Municipal Money Fund

BIF Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2015

Date of reporting period: 09/30/2014

Item 1 – Report to Stockholders

SEPTEMBER 30, 2014

SEMI-ANNUAL REPORT (UNAUDITED)

BIF Multi-State Municipal Series Trust

>	BIF California Municipal Money Fund
>	BIF Connecticut Municipal Money Fund
>	BIF Massachusetts Municipal Money Fund
>	BIF Michigan Municipal Money Fund
>	BIF New Jersey Municipal Money Fund
>	BIF New York Municipal Money Fund
>	BIF Ohio Municipal Money Fund
>	BIF Pennsylvania Municipal Money Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Shareholder Letter

Dear Shareholder,

The fourth quarter of 2013 was a generally strong period for most risk assets such as equities and high yield bonds even as investors grappled with uncertainty as to when and by how much the U.S. Federal Reserve would begin to gradually reduce (or “taper”) its asset purchase programs. A prolonged debate over the U.S. debt ceiling and partial government shutdown roiled financial markets at the start of the period, but stocks quickly resumed their upward course once a compromise was struck in mid-October. Higher quality fixed income and emerging market investments, however, began to struggle as Fed tapering became increasingly imminent. When the central bank ultimately announced its tapering plans in mid-December, equity investors reacted positively, as this action signaled the Fed’s perception of real improvement in the economy.

Most asset classes moved higher in the first half of 2014 despite the pull back in Fed stimulus. The year got off to a rocky start, however, as a number of developing economies showed signs of stress while facing the onset of diminishing global liquidity. These risks, combined with disappointing U.S. economic data, caused equities to decline in January while bond markets found renewed strength from investors seeking relatively safer assets. Although these headwinds persisted, equities were back on the rise in February as investors were assuaged by increasing evidence that the softer U.S. data was a temporary and weather-related trend, and forecasts pointed to growth picking up later in the year.

In the months that followed, interest rates trended lower and bond prices climbed higher in the modest growth environment. Financial markets exhibited a remarkably low level of volatility despite rising geopolitical risks and mixed global economic news. Tensions in Russia and Ukraine and signs of decelerating growth in China caused some turbulence, but markets were resilient as investors focused on signs of improvement in the U.S. recovery, stronger corporate earnings, increased merger-and-acquisition activity and, perhaps most importantly, a dovish tone from the Fed offering reassurance that no changes to short-term interest rates were on the horizon.

In the ongoing low-rate environment, investors looked to equities as a source of yield, pushing major indices to record levels. As stock prices continued to move higher, investors soon became wary of stretched valuations and a new theme emerged. Stocks that had experienced significant price appreciation in 2013, particularly growth and momentum names, broadly declined as investors fled to stocks with cheaper valuations. This rotation resulted in the strongest performers of 2013 struggling most in 2014, and vice versa. Especially hard hit were U.S. small cap and European stocks, where earnings growth had not kept pace with market gains. In contrast, emerging market stocks benefited from the trend after having suffered heavy selling pressure earlier in the year.

Asset prices tend to be more vulnerable to bad news when investors believe valuations are high. Consequently, markets came under pressure in July as geopolitical turmoil intensified in Gaza, Iraq and Ukraine and financial troubles boiled over in Argentina and Portugal. Investors regained some confidence in August and, although volatility ticked up, markets briefly rebounded amid renewed comfort that the Fed would continue to keep rates low and hopes that the European Central Bank would increase stimulus. However, markets swiftly reversed in September as improving U.S. economic indicators raised the likelihood of the Fed increasing short-term interest rates sooner than previously anticipated. Global credit markets tightened as the U.S. dollar strengthened, ultimately putting a strain on investor flows. High valuations combined with impending rate hikes and tighter credit conditions stoked increasing volatility in financial markets. Escalating global risks added to uncertainty as the U.S. renewed its involvement in Iraq, the European Union imposed additional sanctions against Russia, and Scottish voters contemplated a referendum for the region’s independence from the UK. In this environment, most asset classes saw steep declines over the final month of the period.

U.S. large cap stocks were the strongest performers for the six- and 12-month periods ended September 30, 2014, while U.S. small cap and international stocks lagged. Emerging market equities endured some hearty swings in sentiment during the period, yet the asset class generated modest gains. Most fixed income assets produced positive results even as the Fed reduced its open-market purchases. Tax-exempt municipal bonds benefited from a favorable supply-and-demand environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

The economic and monetary environment has remained generally supportive of financial markets, although higher stock valuations combined with expectations for higher U.S. rates has caused volatility to rise, albeit from levels below the historical norm.

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of September 30, 2014

	6-month	12-month
U.S. large cap equities (S&P 500® Index)	6.42%	19.73%
U.S. small cap equities (Russell 2000® Index)	(5.46)	3.93
International equities (MSCI Europe, Australasia, Far East Index)	(2.03)	4.25
Emerging market equities (MSCI Emerging Markets Index)	2.87	4.30
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.02	0.05
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.42	4.29
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.21	3.96
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.21	8.29
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	0.50	7.19

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended September 30, 2014

The factors that detracted from U.S. growth in the first quarter of 2014 proved to be temporary as economic data improved sharply in the second quarter. After contracting by 2.1% in the first quarter, U.S. gross domestic product (“GDP”) grew at a seasonally adjusted rate of 4.6% in the second quarter. Economic momentum continued through the summer and the unemployment rate fell to 5.9% by September. As noted in the minutes of the September Federal Open Market Committee (“FOMC”) meeting, economic activity was “moderate” and the labor market continued to improve. Broad inflation measures, after picking up slightly in the later part of the second quarter, again receded, and remained below the FOMC’s target rate of 2%. Against this backdrop, the FOMC maintained its course during the six-month period, making no change to its target range for the federal funds rate of 0.00% to 0.25% and continuing to gradually pare down its asset purchase programs by $10 billion at each of its scheduled meetings. While the asset purchase programs are slated to end in October, the FOMC expects that a low federal funds rate will be warranted for a considerable period of time given below-target inflation rates and inflation expectations remaining well-anchored and stable.

In the eurozone, economic growth continued to disappoint policymakers, while inflation measures slipped, prompting fears that the recent period of very low inflation could last longer than expected and threaten the currency bloc’s nascent growth. In an effort to spur growth and combat deflationary pressures, the European Central Bank (“ECB”) cut its key rates by 0.10% in July, including a bold move to a negative deposit rate. The central bank also enhanced lending programs designed to aid credit-starved individuals and small- to medium-sized companies. As the medium-term inflation outlook worsened in August, further signals of economic weakness prompted more action from policymakers. The ECB aggressively cut both its main refinancing rate and deposit rate by an additional 0.10%, to 0.05% and -0.20%, respectively. The central bank also announced an asset purchase program focused on asset-backed securities and covered bonds, set to commence in October. After these moves, ECB President Mario Draghi stressed that the ECB has no plans to further lower interest rates.

London Interbank Offered Rates (“LIBOR”) remained virtually unchanged over the period amid highly accommodative monetary policy. The benchmark three-month LIBOR ended the period at 0.235%, not far above its historic low of 0.22% reached in early May. U.S. Treasury bill outstandings declined as the federal budget deficit improved and the Treasury Department cut the size of its weekly bill auctions to make room in its auction schedule to issue two-year floating rate notes (“FRNs”) — the first new structure issued in nearly 17 years. Treasury FRN issuance totaled $123 billion over the first nine months of 2014. Beginning on September 22, the Fed announced that its fixed-rate reverse repurchase agreement facility would no longer be offered at full allotment, but instead would be subject to an aggregate cap of $300 billion and that a Dutch auction format would be employed should total bids exceed the cap. This news concerned many money market participants given that use of the program had peaked at $339 billion on June 30 and investable supply was expected to be even more constrained on September 30. These concerns proved well founded as the program received $407 billion in bids on September 30 at rates ranging from -0.20% to 0.05%; $300 billion was awarded at a rate of 0%.

The Fed’s near-zero interest rate policy continued to be evident in the short-term municipal space. Yields remained extremely low on variable rate demand note (“VRDN”) securities, which make up the largest portion of municipal money market fund holdings. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt VRDN securities (as calculated by Municipal Market Data), averaged 0.06%, while ranging between a high of 0.12% and a low of 0.03% during the period. Increased demand and diminished issuance have combined to keep yields low on VRDN securities. Demand for VRDN securities increased throughout the period as money market funds looked to replace a reduced amount of one-year, fixed-rate note issuance and bond funds pursued a more defensive investment alternative to mitigate the risk of rising interest rates. New issuance of VRDN securities remained minimal as issuers continued to take advantage of the low cost of borrowing by issuing debt instruments with longer maturities. As the Fed winds down its asset purchase program, money market participants have become increasingly focused on the potential for a normalization of policy, especially as to when short-term interest rates may rise as this is one of the main factors to consider when purchasing securities with a one-year maturity. Market conditions remained stable as tax-exempt money funds broadly held ample liquidity to fund seasonal redemptions.

Short-term “note season,” which generally extends from May through August of each year, is the time when municipalities evaluate their financial needs for the upcoming fiscal year and issue short-term fixed-rate notes accordingly, resulting in a period of elevated supply. While state and local municipalities have continued to experience improvement in tax receipts, they have also continued to limit spending and reduce debt. In this environment, the 2014 note season concluded with issuance down 28% from the same period last year. In addition to traditional short-term money market participants, bond funds seeking to shorten their duration drove increased demand for one-year municipal notes during the period. The combination of lower issuance and increased demand kept the rate on one-year fixed issues low. After dipping down to just 0.11% in the middle of the summer, a few large new issues in August helped push the yield back up to 0.14% to end the six-month period one basis point below where it started. As such, the one-month to one-year municipal yield curve remained extremely flat while credit spreads continued to tighten as investors pursued higher-yielding issues.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Fund Information as of September 30, 2014

BIF California Municipal Money Fund

BIF California Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as California’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF California Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	63%
Fixed Rate Notes	21
Tax-Exempt Commercial Paper	15
Other Assets Less Liabilities	1
Total	100%

BIF Connecticut Municipal Money Fund

BIF Connecticut Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Connecticut’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Connecticut Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	65%
Fixed Rate Notes	17
Other Assets Less Liabilities	18
Total	100%

BIF Massachusetts Municipal Money Fund

BIF Massachusetts Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Massachusetts’ personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Massachusetts Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	70%
Fixed Rate Notes	11
Other Assets Less Liabilities	19
Total	100%

BIF Michigan Municipal Money Fund

BIF Michigan Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Michigan’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Michigan Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	78%
Other Assets Less Liabilities	22
Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.

Past performance is not indicative of future results.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	5

Fund Information (concluded)

BIF New Jersey Municipal Money Fund

BIF New Jersey Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as New Jersey’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF New Jersey Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	70%
Fixed Rate Notes	25
Other Assets Less Liabilities	5
Total	100%

BIF New York Municipal Money Fund

BIF New York Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as New York’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF New York Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	81%
Fixed Rate Notes	20
Liabilities in Excess of Other Assets	(1)
Total	100%

BIF Ohio Municipal Money Fund

BIF Ohio Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Ohio’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Ohio Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	82%
Fixed Rate Notes	18
Total	100%

BIF Pennsylvania Municipal Money Fund

BIF Pennsylvania Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Pennsylvania’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Pennsylvania Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	83%
Fixed Rate Notes	16
Other Assets Less Liabilities	1
Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.

Past performance is not indicative of future results.

6	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on April 1, 2014 and held through September 30, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund in the first table under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During the Period[1]	Annualized Expense Ratio
Actual
BIF California Municipal Money Fund	$1,000.00	$1,000.00	$0.50	0.10%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,000.00	$0.45	0.09%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,000.00	$0.55	0.11%
BIF Michigan Municipal Money Fund	$1,000.00	$1,000.00	$0.30	0.06%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,000.00	$0.85	0.17%
BIF New York Municipal Money Fund	$1,000.00	$1,000.00	$0.55	0.11%
BIF Ohio Municipal Money Fund	$1,000.00	$1,000.00	$0.55	0.11%
BIF Pennsylvania Municipal Money Fund	$1,000.00	$1,000.00	$0.60	0.12%
Hypothetical (5% annual return before expenses)[2]
BIF California Municipal Money Fund	$1,000.00	$1,024.57	$0.51	0.10%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,024.62	$0.46	0.09%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,024.52	$0.56	0.11%
BIF Michigan Municipal Money Fund	$1,000.00	$1,024.77	$0.30	0.06%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,024.22	$0.86	0.17%
BIF New York Municipal Money Fund	$1,000.00	$1,024.52	$0.56	0.11%
BIF Ohio Municipal Money Fund	$1,000.00	$1,024.52	$0.56	0.11%
BIF Pennsylvania Municipal Money Fund	$1,000.00	$1,024.47	$0.61	0.12%
[1]	Expenses for each Fund are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	7

Schedule of Investments September 30, 2014 (Unaudited)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 99.7%
Alameda County Joint Powers Authority, Refunding RB, 4.00%, 12/01/14	$1,000	$1,006,546
Bay Area California Toll Authority, RB, VRDN, P-FLOATS, Series 4740 (Bank of America NA SBPA), 0.07%, 10/07/14 (a)(b)(c)	3,500	3,500,000
California Community College Financing Authority, RB:
Series A, 2.00%, 6/30/15	14,495	14,697,279
Series B, 2.00%, 6/30/15	1,210	1,226,062
Series C, 2.00%, 12/31/14	4,400	4,420,419
California Health Facilities Financing Authority, RB, VRDN (b):
P-FLOATS, Providence Health Services, Series B (Bank of America NA SBPA), 0.05%, 10/07/14 (a)(c)	10,995	10,995,000
Stanford Hospital and Clinics, Series C, 0.12%, 4/28/15	12,000	12,000,000
California Health Facilities Financing Authority, Refunding RB, VRDN, Catholic Healthcare, Series B (JPMorgan Chase & Co. LOC), 0.06%, 10/07/14 (b)	6,000	6,000,000
California Housing Finance Agency, RB, VRDN, Series D, AMT, 0.04%, 10/07/14 (b)	4,400	4,400,000
California Pollution Control Financing Authority, RB, VRDN (b):
Air Products & Chemicals, Inc., Series B, 0.03%, 10/01/14	17,300	17,300,000
Air Products & Chemicals, Inc., 0.03%, 10/01/14	2,300	2,300,000
Burrtec Waste Group, Series A, AMT (US Bank NA LOC), 0.08%, 10/07/14	7,505	7,505,000
EDCO Disposal Corp. Project, Series A, AMT (Wells Fargo Bank NA LOC), 0.08%, 10/07/14	3,080	3,080,000
South Tahoe Refuse Project, Series A, AMT (Union Bank LOC), 0.08%, 10/07/14	3,645	3,645,000
California School Cash Reserve Program Authority, RB:
Series J, 2.00%, 10/01/14	9,055	9,055,468
Series K, 2.00%, 10/01/14	10,655	10,655,551
Series L, 2.00%, 10/01/14	3,755	3,755,192
Series M, 2.00%, 12/31/14	5,000	5,023,205

Municipal Bonds	Par (000)	Value

California (continued)
California State Enterprise Development Authority, RB, VRDN, Evapco Project, AMT (Manufacturers & Traders LOC), 0.12%, 10/07/14 (b)	$4,800	$4,800,000
California State Health Facilities Financing Authority, RB, VRDN, P-FLOATS (Bank of America NA SBPA) Series 4726, 0.07%, 10/07/14 (a)(b)(c)	2,860	2,860,000
California State Health Facilities Financing Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1083 (Deutsche Bank AG SBPA), 0.12%, 10/07/14 (a)(b)(c)	10,000	10,000,000
California State University, RB, Series A, 3.50%, 11/01/14	545	546,584
California Statewide Communities Development Authority, M/F, AMT, VRDN, HRB (Fannie Mae Guarantor), (b):
2nd Street Senior Apartments, Series TT, 0.07%, 10/07/14	2,255	2,255,000
Greentree Senior Apartments Project, Series P, 0.05%, 10/07/14	7,350	7,350,000
California Statewide Communities Development Authority, RB, VRDN (b):
Oakmont of Alameda Project, Series WW, AMT (East West Bank LOC), 0.04%, 10/07/14	12,680	12,680,000
Series B, 0.06%, 10/07/14	500	500,000
Chino Basin Regional Financing Authority, Refunding RB, VRDN, Inland Empire Utilities (Union Bank NA LOC), 0.05%, 10/07/14 (b)	2,000	2,000,000
City & County of San Francisco California, GO, Refunding, 5.00%, 6/15/15	400	413,697
City & County of San Francisco California Airport Commission, 0.09%, 10/02/14	9,300	9,300,000
City & County of San Francisco California Airport Commission, Refunding RB, Series B, 5.00%, 5/01/15	195	200,457
City of Alvord California Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Refunding Series B (Deutsche Bank Guarantor, Deutsche Bank AG SBPA), 0.09%, 10/07/14 (a)(b)(c)	7,000	7,000,000
City of Burbank California Wastewater Treatment Revenue, Refunding RB, 5.00%, 6/01/15	460	474,859

Portfolio Abbreviations

ACES AGC AGM AMT BAN BHAC COP DRIVERS EDA FLOATS GO
Adjustable Convertible
Extendible Securities
Assured Guarantee Corp.
Assured Guaranty
Municipal Corp.
Alternative Minimum Tax
(subject to)
Bond Anticipation Notes
Berkshire Hathaway
Assurance Corp.
Certificates of Participation
Derivative Inverse
Tax-Exempt Receipts
Economic Development Authority
Floating Rate Securities
General Obligation Bonds
HDA HFA HRB IDA IDRB LIFERS LOC M/F MERLOTS MRB P-FLOATS
Housing Development Authority
Housing Finance Agency
Housing Revenue Bonds
Industrial Development Authority
Industrial Development Revenue Bonds
Long Inverse Floating
Exempt Receipts
Letter of Credit
Multi-Family
Municipal Exempt Receipts
Liquidity Optional Tenders
Mortgage Revenue Bonds
Puttable Floating Rate Securities
PUTTERS RAN RB ROCS SAN S/F SBPA SPEARS TAN TRAN VRDN
Puttable Tax-Exempt Receipts
Revenue Anticipation Notes
Revenue Bonds
Reset Option Certificates
State Aid Notes
Single-Family
Stand-by Bond Purchase
Agreements
Short Puttable Exempt
Adjustable Receipts
Tax Anticipation Notes
Tax Revenue Anticipation Notes
Variable Rate Demand Notes

See Notes to Financial Statements.

8	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)
City of Carlsbad California, HRB, VRDN, M/F, The Greens Apartments, Series A, AMT (Citibank NA LOC), 0.05%, 10/07/14 (b)	$13,415	$13,415,000
City of Modesto CA Wastewater Revenue, Refunding RB, Series A (AGM), 5.00%, 11/01/14	800	803,305
City of Redwood California School District, GO, TRAN, 3.00%, 10/31/14	8,200	8,219,503
City of Sacramento California Financing Authority, Refunding RB, VRDN, P-FLOATS (Deutsche Bank AG SBPA, Deutsche Bank Guarantor), 0.13%, 10/07/14 (a)(b)(c)	1,020	1,020,000
City of San Francisco CA Public Utilities Commission Water Revenue, RB, 5.00%, 11/01/14	480	482,016
City of San Jose California, Refunding, HRB, VRDN, M/F, Almaden Lake Village Apartment, Series A, AMT (Fannie Mae Guarantor), 0.14%, 10/07/14 (b)	2,000	2,000,000
City of Santa Rosa California, HRB, VRDN, M/F, Crossings at Santa Rosa, Series A, AMT (Citibank NA LOC), 0.10%, 10/07/14 (b)	1,940	1,940,000
County of Contra Costa California Water District, 0.10%, 10/16/14	14,000	14,000,000
County of Los Angeles California Schools, RB:
Series B-3, 2.00%, 12/31/14	1,500	1,507,029
Series B-4, 2.00%, 12/31/14	2,600	2,612,123
County of Riverside California Industrial Development Authority, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank LOC), 0.15%, 10/07/14 (b)	3,300	3,300,000
County of Riverside California Transportation Commission, Refunding RB, VRDN, ROCS, Series 14064 (Citibank NA SBPA), 0.05%, 10/07/14 (a)(b)(c)	1,675	1,675,000
County of Sacramento California, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN (Deutsche Bank AG SBPA, Deutsche Bank Guarantor) (a)(b)(c):
Series DB-646, AMT, 0.11%, 10/07/14	8,600	8,600,000
Series DBE-1186, 0.11%, 10/07/14	2,750	2,750,000
County of San Bernardino California Housing Authority, Refunding, HRB, VRDN, M/F, Raintree Apartments, Series A (Federal Home Loan Bank of San Francisco LOC), 0.06%, 10/07/14 (b)	3,100	3,100,000
County of San Diego California Water Authority:
0.10%, 10/06/14	4,000	4,000,000
0.10%, 1/08/15	5,000	5,000,000
0.09%, 1/14/15	4,000	4,000,000
County of San Joaquin California Transportation Authority, RB, 1.00%, 3/01/15	2,255	2,263,073
East Bay Municipal Utility District, Water System:
0.10%, 10/16/14	22,800	22,800,000
0.10%, 1/07/15	16,700	16,700,000
0.10%, 1/08/15	8,100	8,100,000
East Bay Municipal Utility District, Water System, RB, VRDN (Citibank NA SBPA), 0.05%, 10/07/14 (a)(b)	3,200	3,200,000
Fontana Unified School District, GO, VRDN, PUTTERS, Series 2668 (JPMorgan Chase Bank NA SBPA), 0.12%, 10/07/14 (a)(b)(c)	5,595	5,595,000
Fresno Unified School District, GO, 4.00%, 8/01/15	2,440	2,518,475

Municipal Bonds	Par (000)	Value

California (continued)
Irvine Unified School District, Special Tax Bonds, VRDN, Series B (Bank of America NA LOC), 0.05%, 10/01/14 (b)	$10,000	$10,000,000
Kern Community College District, COP, Refunding, 0.14%, 4/01/15	7,800	7,800,000
Los Angeles California Wastewater System, 0.07%, 11/20/14	7,500	7,500,000
Los Angeles County Metropolitan Transportation Authority, RB, Senior, Series B:
3.00%, 6/01/15	700	713,148
4.00%, 7/01/15	4,100	4,218,570
Los Angeles County Metropolitan Transportation Authority, Refunding RB:
Series A, 5.00%, 7/01/15	600	621,757
Series C, 5.00%, 7/01/15	3,215	3,331,923
Los Angeles Department of Water & Power, Refunding RB:
Series A, 1.00%, 7/01/15	1,450	1,458,971
Series A, 5.00%, 7/01/15	500	518,216
VRDN, Sub-Series B-3 (Royal Bank of Canada SBPA), 0.02%, 10/07/14 (b)	5,000	5,000,000
Metropolitan Water District of Southern California, Refunding RB, Series B:
3.00%, 7/01/15	350	357,452
5.00%, 7/01/15	400	414,596
Milpitas Unified School District, GO, Series B, 1.00%, 8/01/15	2,320	2,336,635
Milpitas Unified School District, GO, Refunding, 1.00%, 8/01/15	1,360	1,369,752
Ohlone Community College District, GO, Series B:
1.00%, 11/01/14	2,200	2,201,748
1.00%, 8/01/15	1,400	1,410,062
Palos Verdes Peninsula Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Series R (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.13%, 10/07/14 (a)(b)(c)	12,440	12,440,000
Pittsburg Redevelopment Agency, Tax Allocation Bonds, VRDN, Los Medanos Community, Series A (California State Teachers Retirement System LOC, State Street Bank & Trust Co. LOC), 0.04%, 10/01/14 (b)	8,800	8,800,000
Poway Unified School District, GO, Refunding, 3.00%, 8/01/15	600	614,211
San Diego County Regional Airport Authority, RB, Senior, Series A, 3.00%, 7/01/15	600	612,538
San Diego Housing Authority, HRB, VRDN, M/F, Studio 15, Series B, AMT (Citibank NA LOC), 0.07%, 10/07/14 (b)	4,430	4,430,000
San Francisco City & County Airports Comm-San Francisco International Airport, Refunding RB, AMT, VRDN, Series A-1 (JPMorgan Chase NA LOC), 0.04%, 10/07/14 (b)	28,375	28,375,000
San Francisco Municipal Transportation Agency, Refunding RB, Series A, 4.00%, 3/01/15	400	406,372
San Francisco Unified School District, GO, Series A, 5.00%, 6/15/15	175	180,866
San Joaquin Delta Community College District, GO, Series C, 1.00%, 8/01/15	2,400	2,416,803
Southern California Public Power Authority, Refunding RB, Series A, 5.00%, 7/01/15	2,400	2,486,945
State of California, GO, 5.00%, 11/01/14	800	803,379

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	9

Schedule of Investments (concluded)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)
State of California, GO, VRDN, FLOATS, Series 2178 (Wells Fargo Bank NA Credit Agreement, Wells Fargo Bank NA SBPA), 0.07%, 10/07/14 (a)(b)(c)	$24,500	$24,500,000
State of California, RB, RAN, 1.50%, 6/22/15	20,000	20,201,478
State of California, GO, Refunding FLOATS, VRDN, Series 2661 (Wells Fargo Bank NA Credit Agreement, Wells Fargo Bank NA SBPA), 0.07%, 10/07/14 (a)(b)(c)	31,821	31,820,500
State of California, GO, Refunding, VRDN (b):
Series B-1 (Citibank NA LOC), 0.01%, 10/01/14	6,900	6,900,000
Series B-2 (Citibank NA LOC), 0.02%, 10/01/14	2,155	2,155,000
Sub Series B-7 (JPMorgan Chase NA LOC), 0.02%, 10/01/14	2,775	2,775,000
State of California Department of Water Resources, Refunding RB, Series L, 5.00%, 5/01/15	1,150	1,182,527
State of California, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Refunding (Deutsche Bank Guarantor, Deutsche Bank AG SBPA), 0.10%, 10/07/14 (a)(b)(c)	8,560	8,560,000

Municipal Bonds	Par (000)	Value

California (concluded)
State of California, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1297 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.10%, 10/07/14 (a)(b)(c)	$10,415	$10,415,000
University of California, Refunding RB:
Series AB, 5.00%, 5/15/15	3,200	3,296,885
VRDN, Series AL-4, 0.03%, 10/07/14 (b)	14,100	14,100,000
University of California, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 4401 (JPMorgan Chase Bank NA Liquidity Agreement), 0.05%, 10/07/14 (a)(b)(c)	2,000	2,000,000
Ventura Unified School District, GO, Refunding, 2.00%, 8/01/15	150	152,296
West Hills Community College District, COP, Refunding VRDN (Uno Bank of California LOC), 0.03%, 10/07/14 (b)	27,000	27,000,000
Total Municipal Bonds — 99.7%		586,423,473
Total Investments (Cost — $586,423,473*) — 99.7%		586,423,473
Other Assets Less Liabilities — 0.3%		1,752,906
Net Assets — 100.0%		$588,176,379

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$586,423,473	—	$586,423,473
[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2014, cash of $321,652 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

10	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	BIF Connecticut Municipal Money Fund

Municipal Bonds	Par (000)	Value

Connecticut — 82.1%
Borough of Naugatuck Connecticut, GO, BAN, 1.00%, 3/17/15	$2,500	$2,509,935
Capital City EDA, RB, VRDN, Series B (Bank of America NA SBPA), 0.05%, 10/07/14 (a)	5,170	5,170,000
Connecticut Housing Finance Authority, RB, VRDN (a):
CIL Realty, Inc. (HSBC Bank USA NA LOC), 0.04%, 10/07/14	1,370	1,370,000
MSG Mortgage Finance Program, Series D, AMT (Royal Bank of Canada SBPA), 0.06%, 10/07/14	7,385	7,385,000
Connecticut Housing Finance Authority, Refunding RB, VRDN (Bank of Tokyo-Mitsubishi SBPA) (a):
AMT, Sub-Series B-5, 0.06%, 10/07/14	4,000	4,000,000
Sub-Series E-3, 0.07%, 10/07/14	8,500	8,500,000
Connecticut Innovations, Inc., RB, VRDN, ISO New England, Inc. Project (TD Bank NA LOC), 0.03%, 10/07/14 (a)	4,000	4,000,000
Connecticut State Development Authority, RB, VRDN, Solid Waste Project, Rand/Whitney, AMT (Bank of Montreal LOC), 0.07%, 10/07/14 (a)	16,500	16,500,000
Connecticut State Health & Educational Facility Authority, RB, VRDN (a):
Hotchkiss School, Series A (U.S. Bank NA LOC), 0.04%, 10/07/14	4,100	4,100,000
Yale University, Series 2008-1080 (Bank of America NA SBPA), 0.06%, 10/07/14 (b)	2,636	2,636,000
Yale University, Series V-1, 0.01%, 10/01/14	7,000	7,000,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN (a):
Choate Rosemary Hall, Series D (JPMorgan Chase Bank NA LOC), 0.05%, 10/07/14	5,155	5,155,000

Municipal Bonds	Par (000)	Value

Connecticut (concluded)
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN (a) (concluded):
FLOATS, Series 1884 (Wells Fargo Bank NA SBPA), 0.04%, 10/07/14 (c)	$5,060	$5,060,000
State of Connecticut, GO:
Series A, 1.50%, 3/01/15	5,500	5,531,424
Series B (AGM), 4.00%, 5/01/15	125	127,767
State of Connecticut, Special Tax Revenue, RB, Transportation Infrastructure, Series A, 5.00%, 11/01/14	100	100,416
State of Connecticut, Special Tax Revenue, Refunding RB, Transportation Infrastructure, Series B, 5.00%, 12/01/14	275	277,227
Town of East Lyme Connecticut, GO, Refunding:
2.00%, 7/15/15	550	557,751
BAN, 1.00%, 7/23/15	1,840	1,852,958
Town of Enfield Connecticut, GO, Refunding BAN, 1.00%, 8/11/15	1,000	1,007,408
Town of Ledyard Connecticut, GO, BAN, 1.00%, 10/10/14	2,000	2,000,420
Town of Monroe Connecticut, GO, BAN, 1.00%, 6/17/15	2,950	2,966,773
Town of Southington Connecticut, GO, 3.00%, 1/15/15	295	297,399
Town of Trumbull Connecticut, GO, Refunding, 2.00%, 9/01/15	330	335,550
University of Connecticut, RB, Series A, 3.75%, 2/15/15	100	101,293
University of Connecticut, Refunding RB, Series A, 5.00%, 2/15/15	500	509,072
Total Investments (Cost — $89,051,393*) — 82.1%		89,051,393
Other Assets Less Liabilities — 17.9%		19,472,706
Net Assets — 100.0%		$108,524,099

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	11

Schedule of Investments (concluded)	BIF Connecticut Municipal Money Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$89,051,393	—	$89,051,393
[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2014, cash of $1,311,775 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

12	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Massachusetts — 81.2%
Berlin & Boylston Regional School District, GO, Refunding, 1.00%, 12/12/14	$1,000	$1,001,394
City of Attleboro Massachusetts, GO, Refunding, 3.00%, 3/15/15	228	230,935
City of Boston Massachusetts, GO, Series D, 5.00%, 10/01/14	300	300,039
City of Haverhill Massachusetts, GO, Refunding, BAN, 1.00%, 12/12/14	2,032	2,034,908
City of Pittsfield Massachusetts, GO, Refunding, 4.00%, 3/01/15	100	101,540
City of Salem Massachusetts, GO, SAN:
0.75%, 12/03/14	1,000	1,000,974
1.00%, 12/03/14	500	500,652
City of Somerville Massachusetts, GO, Refunding, 2.00%, 10/01/14	695	695,032
Commonwealth of Massachusetts, GO, Public Improvements, Series D, 0.21%, 10/02/14	110	110,000
Commonwealth of Massachusetts, GO, VRDN, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A (Bank of America NA SBPA), 0.04%, 10/01/14 (a)	10,000	10,000,000
Massachusetts Bay Transportation Authority, RB, Clipper Tax-Exempt Certificate Trust, VRDN, Series 2009-47 (State Street Bank & Trust Co. SBPA), 0.07%, 10/07/14 (a)(b)(c)	5,000	5,000,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7-Month Window, Senior Series A, 0.13%, 4/28/15 (a)	5,000	5,000,000
Massachusetts Development Finance Agency, HRB, VRDN, M/F Housing, Avalon Acton Apartment, AMT (Fannie Mae Guarantor), 0.06%, 10/07/14 (a)	6,500	6,500,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Boston University, Deutsche Bank SPEARS/LIFERS Trust, Series X (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.09%, 10/07/14 (b)(c)	2,000	2,000,000
Concord Food Issue, AMT (Bank of America NA LOC), 0.20%, 10/07/14	1,005	1,005,000
Holy Cross, FLOATS, Series 1336 (Credit Suisse AG SBPA), 0.04%, 10/07/14 (b)(c)	3,050	3,050,000
Woodbriar Senior Living Facility, FLOATS, RBC Municipal Product, Inc. Trust, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.05%, 10/07/14 (b)(c)	3,500	3,500,000

Municipal Bonds	Par (000)	Value

Massachusetts (concluded)
Massachusetts Development Finance Agency, Refunding RB, VRDN, Boston University, Series U-6C (TD Bank NA LOC), 0.02%, 10/01/14 (a)	$2,750	$2,750,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN (a):
Partners Healthcare System, Series P2 (JPMorgan NA SBPA), 0.04%, 10/07/14	3,000	3,000,000
Pooled Loan Program, Series N (TD Bank NA LOC), 0.03%, 10/01/14	595	595,000
Stonehill College, Series K (JPMorgan Chase Bank NA LOC), 0.02%, 10/01/14	635	635,000
Tufts University, Series G (Wells Fargo NA SBPA), 0.03%, 10/01/14	3,460	3,460,000
Massachusetts Industrial Finance Agency, RB, VRDN, AMT (Bank of America NA LOC) (a):
Development, Garlock Printing Corp., 0.35%, 10/07/14	275	275,000
Gem Group, Inc. Issue, 0.35%, 10/07/14	420	420,000
Massachusetts School Building Authority, RB, Sales Tax Revenue, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.05%, 10/07/14 (a)(b)(c)	2,125	2,125,000
Massachusetts State Department of Transportation, Refunding RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.04%, 10/07/14 (a)	3,000	3,000,000
Massachusetts Water Resources Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0054, Class A (AGM) (Citibank NA SBPA), 0.04%, 10/07/14 (a)(c)	2,095	2,095,000
Town of Boxford Massachusetts, GO, BAN, 1.25%, 10/03/14	1,027	1,027,222
Town of Greenfield Massachusetts, GO, Refunding, Municipal Purpose Loan, 3.00%, 3/01/15	567	573,356
Town of Maynard Massachusetts, GO, BAN, 0.75%, 3/06/15	521	522,007
Town of Needham Massachusetts, GO, Refunding, BAN, 0.50%, 12/01/14	607	607,368
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.13%, 4/28/15 (a)	2,930	2,930,000
Total Investments (Cost — $66,045,427*) — 81.2%		66,045,427
Other Assets Less Liabilities — 18.8%		15,310,870
Net Assets — 100.0%		$81,356,297

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	13

Schedule of Investments (concluded)	BIF Massachusetts Municipal Money Fund

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$66,045,427	—	$66,045,427
[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2014, cash of $10,068,594 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

14	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	BIF Michigan Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan — 77.9%
Michigan Finance Authority, RB, VRDN, Higher Education Facilities (Comerica Bank NA LOC), 0.09%, 10/07/14 (a)	$50	$50,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation (a):
Law School Project, Series A (Wells Fargo Bank NA LOC), 0.04%, 10/07/14	1,945	1,945,000
University of Detroit Mercy Project (Comerica Bank NA LOC), 0.05%, 10/01/14	1,600	1,600,000
Michigan State HDA, Refunding RB, M/F Housing, Series A, VRDN, AMT (a):
(Barclays Bank PLC SBPA), 0.06%, 10/07/14	3,825	3,825,000
(JPMorgan Chase Bank NA SBPA), 0.08%, 10/01/14	3,895	3,895,000
Michigan State University, Refunding RB, VRDN, General, Series A (Northern Trust Company SBPA), 0.04%, 10/07/14 (a)	1,700	1,700,000
Michigan Strategic Fund, RB, VRDN (a):
Air Products & Chemicals, Inc., 0.05%, 10/01/14	3,100	3,100,000
C&M Manufacturing Corp., Inc. Project, AMT (JPMorgan Chase Bank NA LOC), 0.50%, 10/07/14	330	330,000
CS Facilities LLC Project (MUFG Union Bank NA LOC), 0.04%, 10/07/14	1,600	1,600,000

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Michigan Strategic Fund, RB, VRDN (a) (concluded):
Golden Keys Development LLC Project, AMT (JPMorgan Chase Bank NA LOC), 0.10%, 10/07/14	$900	$900,000
MANS LLC Project, AMT (Comerica Bank LOC), 0.14%, 10/07/14	700	700,000
Riverwalk Properties LLC Project, AMT (Comerica Bank LOC), 0.14%, 10/07/14	900	900,000
Vector Investments Project, AMT (Bank of America NA LOC), 0.31%, 10/07/14	600	600,000
Oakland University, Refunding RB, VRDN, General (JPMorgan Chase Bank NA LOC), 0.04%, 10/07/14 (a)	995	995,000
University of Michigan, RB, VRDN, General, Series D-1, 0.01%, 10/01/14 (a)	8,500	8,500,000
University of Michigan, Refunding RB, VRDN, General, Series B (Northern Trust Company SBPA), 0.03%, 10/01/14 (a)	1,000	1,000,000
Total Investments (Cost — $31,640,000*) — 77.9%		31,640,000
Other Assets Less Liabilities — 22.1%		8,973,735
Net Assets — 100.0%		$40,613,735

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$31,640,000	—	$31,640,000
[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2014, cash of $2,358,040 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	15

Schedule of Investments September 30, 2014 (Unaudited)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 95.4%
Borough of Closter New Jersey, GO, BAN, 1.00%, 2/25/15	$4,185	$4,196,450
Borough of Fort Lee New Jersey, GO, Refunding, BAN, 1.00%, 11/26/14	600	600,559
Borough of Franklin Lakes New Jersey, GO, Refunding, BAN, 1.00%, 10/24/14	3,839	3,841,044
Borough of Hawthorne New Jersey, GO, BAN, 1.50%, 10/31/14	1,524	1,525,093
Borough of Metuchen New Jersey, GO:
Series A, 1.00%, 12/18/14	5,900	5,908,696
Series B, 1.50%, 12/18/14	453	453,429
Borough of New Providence, GO, BAN, 1.00%, 7/17/15	3,250	3,267,996
Borough of Tenafly New Jersey, GO, BAN, 1.00%, 5/15/15	1,930	1,937,367
Borough of Westwood New Jersey, GO, BAN:
1.00%, 2/27/15	260	260,719
1.00%, 2/27/15	615	616,701
City of Margate New Jersey, GO, BAN, Refunding, 1.00%, 7/20/15	2,000	2,009,418
County of Bergen New Jersey, GO, Series A, 3.25%, 11/01/14	600	601,632
County of Bergen New Jersey Improvement Authority, Refunding RB, Series B, 5.00%, 12/15/14	90	90,896
County of Camden New Jersey Improvement Authority, RB, VRDN, Special (TD Bank NA LOC), 0.07%, 10/07/14 (a)	1,490	1,490,000
County of Essex New Jersey Improvement Authority, HRB, VRDN, ACES, Pooled Government Loan Program (Wells Fargo Bank NA LOC), 0.04%, 10/07/14 (a)	1,120	1,120,000
County of Gloucester New Jersey, GO, 1.50%, 3/01/15	449	451,241
County of Union New Jersey Industrial Pollution Control Financing Authority, Refunding RB, VRDN, Exxon Project, 0.01%, 10/01/14 (a)	1,405	1,405,000
Delaware River Port Authority of Pennsylvania & New Jersey, Refunding RB, VRDN, Series B (a):
(Barclays Bank PLC LOC), 0.03%, 10/07/14	2,555	2,555,000
(TD Bank NA LOC), 0.03%, 10/07/14	2,970	2,970,000
New Jersey EDA, RB, VRDN (a):
Cooper Health System Project, Series A (TD Bank NA LOC), 0.03%, 10/07/14	12,500	12,500,000
Morris Museum Project (JPMorgan Chase Bank NA LOC), 0.06%, 10/07/14	9,470	9,470,000
MZR Real Estate LP Project, AMT (Wells Fargo Bank NA LOC), 0.20%, 10/07/14	5,540	5,540,000
Urban League Project (Wells Fargo Bank NA LOC), 0.10%, 10/07/14	1,405	1,405,000
New Jersey EDA, Refunding RB, VRDN (a):
Blair Academy Project (Wells Fargo Bank NA LOC), 0.04%, 10/07/14	6,525	6,525,000
Exxon Mobil Corp. Project, 0.01%, 10/01/14	7,750	7,750,000
Jewish Community Metro West (Wells Fargo Bank NA LOC), 0.15%, 10/07/14	5,400	5,400,000
New Jersey Educational Facilities Authority, RB, VRDN, Centenary College, Series A (TD Bank NA LOC), 0.04%, 10/07/14 (a)	5,645	5,645,000

Municipal Bonds	Par (000)	Value

New Jersey (continued)
New Jersey Environmental Infrastructure Trust, Refunding RB, P-FLOATS, VRDN, Series A-R (Bank of America NA SBPA), 0.04%, 10/07/14 (a)(b)(c)	$1,500	$1,500,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN (a):
Robert Wood Johnson University (Wells Fargo Bank NA LOC), 0.04%, 10/07/14	8,305	8,305,000
Series A-4 (TD Bank NA LOC), 0.04%, 10/07/14	10,415	10,415,000
Virtua Health (Wells Fargo Bank NA LOC), 0.04%, 10/07/14	5,355	5,355,000
New Jersey Health Care Facilities Financing Authority, Refunding RB, VRDN (a):
Hospital Capital Asset Financing, Series A (JPMorgan Chase NA LOC), 0.05%, 10/07/14	1,000	1,000,000
RWJ Health Care Corp. (TD Bank NA LOC), 0.03%, 10/07/14	3,875	3,875,000
New Jersey Housing & Mortgage Finance Agency, RB, VRDN, S/F Housing, AMT (Barclays Bank PLC SBPA) (a):
Series O, 0.06%, 10/07/14	6,100	6,100,000
Series O, 0.06%, 10/07/14	7,025	7,025,000
Series Q, 0.05%, 10/07/14	2,375	2,375,000
New Jersey State Educational Facilities Authority, RB, JPMorgan Chase PUTTERS/DRIVERS Trust, VRDN, Series 3922 (JPMorgan Chase Bank NA SBPA), 0.05%, 10/07/14 (a)(b)(c)	2,165	2,165,000
New Jersey State Educational Facilities Authority, Refunding RB, P-FLOATS, VRDN, Series A (Bank of America NA SBPA), 0.04%, 10/07/14 (a)(b)(c)	2,000	2,000,000
New Jersey State Higher Education Assistance Authority, RBC Municipal Product, Inc. Trust, RB, FLOATS, VRDN, AMT (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Agreement) (a)(b)(c):
Series L-35, 0.08%, 10/07/14	17,090	17,090,000
Series L-36, 0.08%, 10/07/14	19,300	19,300,000
New Jersey Transportation Trust Fund Authority, RB, VRDN (a)(b)(c):
Clipper Tax-Exempt Certificate Trust, Series 31 (State Street Bank & Trust Co. SBPA), 0.04%, 10/07/14	28,900	28,900,000
Deutsche Bank SPEARS/LIFERS Trust, (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 10/07/14	4,105	4,105,000
Deutsche Bank SPEARS/LIFERS Trust, Series DB-447 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 10/07/14	31,380	31,380,000
Port Authority of New York & New Jersey, Austin Trust, RB, VRDN, AMT (Bank of America SBPA) (a)(b):
(AGM), Series 1055, 0.11%, 10/07/14	6,710	6,710,000
Series 2008-1066, 0.14%, 10/07/14	3,290	3,290,000
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 3193, AMT (JPMorgan Chase Bank NA SBPA), 0.07%, 10/07/14 (a)(b)(c)	12,995	12,995,000

See Notes to Financial Statements.

16	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (continued)
Township of Branchburg New Jersey, GO, 1.00%, 10/09/14	$3,781	$3,781,071
Township of Branchburg New Jersey, Refunding BAN, 1.25%, 10/08/15 (d)	3,676	3,708,433
Township of Cranford New Jersey, GO, BAN:
1.00%, 1/30/15	7,000	7,013,500
1.00%, 5/22/15	2,000	2,007,907
Township of Delran New Jersey, GO, BAN, Series A, 1.00%, 11/07/14	2,000	2,000,743
Township of East Hanover New Jersey, GO, BAN, 1.25%, 11/25/14	2,151	2,152,796
Township of East Hanover New Jersey, GO, BAN, Refunding, 1.00%, 8/20/15	1,900	1,911,216
Township of Edison New Jersey, GO, BAN, Refunding, 1.00%, 8/28/15	1,910	1,920,719
Township of Galloway New Jersey, GO, Refunding, Series A, 1.00%, 12/18/14	3,000	3,003,744
Township of Hillsborough New Jersey, GO, BAN, Series B, 1.00%, 12/12/14	2,211	2,212,190
Township of Lawrence New Jersey, GO, BAN, Refunding, 1.00%, 7/24/15	900	905,551
Township of Lower New Jersey, GO, BAN, Refunding, 1.00%, 8/06/15	500	502,365
Township of Maplewood New Jersey, GO, BAN:
1.00%, 7/02/15	2,609	2,619,488
1.00%, 9/18/15	3,570	3,591,993

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
Township of Marlboro New Jersey, GO, BAN, Refunding, 1.00%, 6/11/15	$2,280	$2,290,583
Township of Mendham New Jersey, GO, BAN, Refunding, 1.00%, 5/21/15	390	391,685
Township of Montclair New Jersey, GO, Refunding:
1.00%, 11/07/14	1,180	1,180,365
BAN, 1.00%, 11/07/14	1,738	1,739,284
Township of Montville New Jersey, GO, BAN:
1.25%, 10/10/14	1,350	1,350,276
Refunding, 1.00%, 10/09/15 (d)	1,550	1,558,944
Township of Old Bridge New Jersey, GO, BAN, 1.00%, 4/20/15	1,200	1,204,831
Township of River Vale New Jersey, GO, BAN, Refunding, 1.00%, 8/14/15	2,679	2,694,847
Township of Union County New Jersey, GO, BAN, 1.00%, 6/02/15	700	702,662
Township of Vernon New Jersey, GO, BAN:
1.00%, 3/27/15	1,866	1,871,927
1.00%, 3/27/15	5,596	5,611,245
Township of West Orange New Jersey, GO, BAN, 1.25%, 12/18/14	2,850	2,853,991
Total Investments (Cost — $324,203,597*) — 95.4%		324,203,597
Other Assets Less Liabilities — 4.6%		15,546,803
Net Assets — 100.0%		$339,750,400

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
National Financial Services Group	$1,558,944	—
Pershing LLC	$3,708,433	—
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	17

Schedule of Investments (concluded)	BIF New Jersey Municipal Money Fund
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$324,203,597	—	$324,203,597
[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2014, cash of $18,971,731 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

18	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 100.4%
Amherst Development Corp., Refunding RB, VRDN, Asbury Pointe, Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.06%, 10/07/14 (a)	$3,810	$3,810,000
Bronxville Union Free School District, GO, BAN, 1.00%, 9/18/15	3,200	3,222,840
Buffalo Municipal Water Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.05%, 10/07/14 (a)	4,745	4,745,000
Burnt Hills-Ballston Lake Central School District, GO, BAN, 1.00%, 6/26/15	4,325	4,349,161
Center Moriches Union Free School District, GO, TAN, 1.00%, 6/26/15	970	974,420
City of New Rochelle New York, GO, Refunding:
2.00%, 3/01/15	338	339,868
BAN, Series A, 1.00%, 3/06/15	4,258	4,269,928
City of New York New York, GO, Refunding, Sub-Series C-2, VRDN (Bayerische Landesbank LOC), 0.05%, 10/07/14 (a)	7,220	7,220,000
City of New York New York, GO, VRDN (a):
(Wells Fargo Bank NA SBPA), 0.01%, 10/01/14	2,700	2,700,000
Series A-4 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.04%, 10/07/14	2,000	2,000,000
Series F-4 (Landesbank Hessen-Thüringen LOC), 0.05%, 10/07/14	8,700	8,700,000
Series F-5 (Bayerische Landesbank LOC), 0.05%, 10/07/14	8,860	8,860,000
Sub-Series A-3 (Morgan Stanley Bank LOC), 0.04%, 10/07/14	14,260	14,260,000
Sub-Series G-7 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.03%, 10/01/14	4,800	4,800,000
Sub-Series L (U.S. Bank NA LOC), 0.03% 10/01/14	900	900,000
City of New York New York Housing Development Corp., RB, VRDN, M/F Housing Mortgage, 50th Avenue Development, Series A (Wells Fargo Bank NA LOC), 0.04%, 10/07/14 (a)	11,700	11,700,000
City of New York New York IDA, RB, VRDN, Korean Air Lines Co. Ltd. Project, Series C, AMT (Kookmin Bank LOC), 0.13%, 10/07/14 (a)	7,100	7,100,000
City of New York New York Transitional Finance Authority, Future Tax Secured Revenue, RB, VRDN, Subordinate, Sub-Series C-5 (Sumitomo Mitsui Banking Corp. LOC), 0.03%, 10/07/14 (a)	1,600	1,600,000
County of Dutchess IDA, RB, Marist College, VRDN (TD Bank NA LOC), 0.05%, 10/07/14 (a)	3,230	3,230,000
County of Erie IDA, RB, VRDN, PUTTERS, Series 2946 (AGM) (JPMorgan Chase Bank NA Liquidity Agreement), 0.09%, 10/07/14 (a)(b)(c)	3,265	3,265,000
County of Franklin Civic Development Corp., Refunding RB, VRDN, Alice Hyde Medical Center, Series A (HSBC Bank USA NA LOC), 0.04%, 10/07/14 (a)	3,300	3,300,000
County of Monroe IDA, IDRB, VRDN, Klein Steel Service, AMT (Manufacturers & Traders Trust Co. LOC), 0.14%, 10/07/14 (a)(b)	5,605	5,605,000
County of Nassau IDA, RB, VRDN, Clinton Plaza Senior Housing Project, AMT (Fannie Mae Guarantor, Fannie Mae LOC), 0.04%, 10/07/14 (a)	13,250	13,250,000

Municipal Bonds	Par (000)	Value

New York (continued)
County of Saratoga New York, RB, VRDN, Hospital Project (HSBC Bank USA NA LOC), 0.04%, 10/07/14 (a)	$2,495	$2,495,000
East Aurora Union Free School District, GO, BAN, 1.00%, 6/18/15	500	502,497
East Williston Union Free School District, GO, TAN, 1.00%, 6/25/15	1,000	1,005,437
Gorham-Middlesex Central School District, GO, 1.00%, 7/08/15	4,950	4,977,743
Hyde Park Central School District New York, GO, Refunding, BAN, 0.50%, 6/26/15	7,822	7,827,974
Kinderhook Central School District, GO, BAN, 1.00%, 6/25/15	4,700	4,724,743
Long Island Power Authority, RB, VRDN, Sub-Series 1B (State Street Bank & Trust Co. LOC), 0.03%, 10/01/14 (a)	13,700	13,700,000
Long Island Power Authority, Refunding RB, VRDN, FLOATS, Electric System, Series 1428 (BHAC) (Morgan Stanley Bank SBPA), 0.05%, 10/07/14 (a)(b)(c)	4,625	4,625,000
Metropolitan Transportation Authority, RB, Series 2010 A-1, 4.00%, 11/15/14	400	401,898
Metropolitan Transportation Authority, Refunding RB:
Series C, 4.00%, 11/15/14	2,570	2,582,368
Sub-Series B-2, 3.00%, 11/01/14	1,570	1,573,895
VRDN, Series A-1 (Royal Bank of Canada LOC), 0.03%, 10/01/14 (a)	11,600	11,600,000
New York City Housing Development Corp. New York, MRB, VRDN, Parkview II Apartments, Series A, AMT (Citibank NA LOC), 0.05%, 10/07/14 (a)	4,255	4,255,000
New York City Housing Development Corp. New York, RB, VRDN (a):
Atlantic Court Apartments, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.05%, 10/07/14	10,900	10,900,000
Lyric Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.04%, 10/07/14	7,765	7,765,000
M/F Housing, Balton, Series A (Freddie Mac Liquidity Agreement), 0.05%, 10/07/14	800	800,000
M/F Housing, Series K-2 (Wells Fargo Bank NA SBPA), 0.04%, 10/07/14	10,800	10,800,000
Sierra Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.04%, 10/07/14	14,065	14,065,000
New York City Housing Development Corp. New York, Refunding RB, VRDN (a):
M/F Housing, The Crest, Series A (Landesbank Hessen-Thüringen LOC), 0.07%, 10/07/14	2,700	2,700,000
ROCS, Series II-R-11699, AMT (Citibank NA SBPA), 0.10%, 10/07/14 (b)(c)	6,045	6,045,000
New York City IDA, RB, VRDN, Air Express International Corp. Project, AMT (Citibank NA LOC), 0.05%, 10/07/14 (a)	8,000	8,000,000
New York City Municipal Water & Sewer Finance Authority, Refunding RB, VRDN, Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series DD-1 (TD Bank NA SBPA), 0.03%, 10/01/14 (a)	600	600,000

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	19

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)
New York City Municipal Water Finance Authority, RB, VRDN, PUTTERS, Series 2559 (JPMorgan Chase Bank NA SBPA), 0.05%, 10/02/14 (a)(b)(c)	$1,775	$1,775,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN, 2nd General Resolution, Sub-Series BB-3 (Royal Bank of Canada SBPA), 0.03%, 10/07/14 (a)	800	800,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN (a):
Sub-Series 2F (Bayerische Landesbank SBPA), 0.04%, 10/01/14	1,655	1,655,000
Sub-Series A-4 (The Northern Trust Corp. SBPA), 0.03%, 10/01/14	9,400	9,400,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN (a):
(TD Bank NA SBPA), 0.03%, 10/01/14	1,400	1,400,000
New York City Recovery, Sub-Series 3F (Royal Bank of Canada SBPA), 0.03%, 10/01/14	3,240	3,240,000
New York City Recovery, Sub-Series 3H (Royal Bank of Canada SBPA), 0.03%, 10/01/14	3,745	3,745,000
New York City Trust for Cultural Resources, Refunding RB, VRDN, Series A-2 (Bank of New York LOC), 0.03%, 10/01/14 (a)	7,085	7,085,000
New York Local Government Assistance Corp., Refunding RB, VRDN, Sub Lien, Series 4 (Bank of America NA SBPA), 0.04%, 10/07/14 (a)	12,100	12,100,000
New York Mortgage Agency, RB, S/F Housing, AMT, VRDN, Series 132 (Royal Bank of Canada SBPA), 0.05%, 10/01/14 (a)	6,800	6,800,000
New York State Dormitory Authority, GO, VRDN, JPMorgan Chase PUTTERS/DRIVERS Trust, Series 3282 (JPMorgan Chase Bank NA SBPA), 0.05%, 10/07/14 (a)(b)(c)	3,325	3,325,000
New York State Dormitory Authority, RB, VRDN (a):
Personal Income Tax Revenue, Eagle Tax-Exempt Trust, Series 2006-0164, Class A (Citibank NA SBPA), 0.05%, 10/07/14	5,500	5,500,000
Personal Income Tax Revenue, JPMorgan Chase PUTTERS/DRIVERS Trust, Series 3280 (JPMorgan Chase Bank NA SBPA), 0.05%, 10/07/14 (b)(c)	3,325	3,325,000
ROCS, Series RR-II-11843 (BHAC) (Citibank NA SBPA), 0.05%, 10/07/14 (b)(c)	6,900	6,900,000
New York State Dormitory Authority, Refunding RB:
City University, VRDN, Consolidated 5th Series C (Bank of America NA LOC), 0.05%, 10/07/14 (a)	3,995	3,995,000
Cornell University, VRDN, Series B (JPMorgan Chase Bank NA SBPA), 0.05%, 10/07/14 (a)	4,225	4,225,000
FFT Senior Communities, Inc., VRDN (HSBC Bank NA LOC), 0.04%, 10/07/14 (a)	2,600	2,600,000
Long Island University, Series A-2, VRDN (TD Bank NA LOC), 0.04%, 10/07/14 (a)	3,500	3,500,000
Mental Health Services Facility, Series F, 5.00%, 2/15/15	240	244,230
Personal Income Tax Revenue, VRDN, PUTTERS, Series 1955 (JPMorgan Chase Bank NA SBPA), 0.05%, 10/02/14 (a)(b)(c)	5,325	5,325,000

Municipal Bonds	Par (000)	Value

New York (continued)
New York State Environmental Facilities Corp., RB, Series A, 4.00%, 12/15/14	$240	$241,852
New York State Environmental Facilities Corp., Refunding RB, PUTTERS, VRDN, Series 2900 (JPMorgan Chase Bank NA SBPA), 0.05%, 10/07/14 (a)(c)	3,500	3,500,000
New York State HFA, HRB, VRDN, M/F Housing (a):
160 West 62nd Street, Series A2 (Wells Fargo Bank NA LOC), 0.04%, 10/07/14	8,000	8,000,000
363 West 30th Street, Series A, AMT (Freddie Mac Liquidity Agreement), 0.04%, 10/07/14	12,150	12,150,000
New York State HFA, RB, VRDN, 855 6th Ave., Series A (Wells Fargo Bank NA LOC), 0.04%, 10/07/14 (a)	5,600	5,600,000
New York State HFA, Refunding, HRB, VRDN, Series M-2 (Bank of America NA LOC), 0.07%, 10/07/14 (a)	3,250	3,250,000
New York State Liberty Development Corp., Refunding RB, 4 World Trade Center LLC, Deutsche Bank SPEARS/LIFERS Trust, VRDN (Deutsche Bank A.G. Guaranty Agreement, Deutsche Bank A.G. SBPA), 0.13%, 10/07/14 (a)(b)(c)	8,850	8,850,000
New York State Thruway Authority, Refunding RB, VRDN, FLOATS (Morgan Stanley Bank Liquidity Agreement), 0.36%, 10/07/14 (a)(b)(c)	5,660	5,660,000
New York State Urban Development Corp., Austin Trust, Refunding RB, VRDN, Series 2008-3508 (BHAC) (Bank of America NA LOC) 0.09%, 10/07/14 (a)(b):	6,450	6,450,000
New York State Urban Development Corp., RB, Series A-1, 5.00%, 12/15/14	425	429,215
Onondaga County IDA, RB, VRDN, GA Braun, Inc. Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.14%, 10/07/14 (a)	7,590	7,590,000
Oswego County IDA, RB, VRDN, OH Properties, Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.14%, 10/07/14 (a)	1,110	1,110,000
Patchogue-Medford Union Free School District, GO, TAN, 1.00%, 6/26/15	6,500	6,536,913
Port Authority of New York & New Jersey, Austin Trust, RB, VRDN, Series 2008-1066 (Bank of America SBPA), 0.14%, 10/07/14 (a)(b)	5,480	5,480,000
Port Authority of New York & New Jersey, Refunding RB, VRDN (a)(b)(c):
FLOATS, Series 2977, AMT (Morgan Stanley Bank SBPA), 0.05%, 10/07/14	14,000	14,000,000
FLOATS, Series 3321 (Credit Suisse AG SBPA), 0.04%, 10/07/14	835	835,000
PUTTERS, Series 2945, AMT (JPMorgan Chase Bank NA SBPA), 0.07%, 10/07/14	1,665	1,665,000
ROCS, Series 14086 (Citibank NA SBPA), 0.09%, 10/07/14	2,050	2,050,000
Rensselaer County IDA, RB, VRDN, The Sage Colleges Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.09%, 10/07/14 (a)	4,610	4,610,000
Rockland County IDA, Refunding RB, VRDN, Dominican College Project, Series A (TD Bank NA LOC), 0.10%, 10/07/14 (a)	8,105	8,105,000
Rocky Point Union Free School District, GO, TAN, 1.00%, 6/25/15	2,000	2,010,868

See Notes to Financial Statements.

20	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)
Seaford Union Free School District, GO, TAN, 1.00%, 6/19/15	$5,860	$5,891,867
Shenendehowa Central School District, GO, Refunding, BAN, 1.00%, 6/25/15	3,838	3,858,909
South Country Central School District at Brookhaven, GO, TAN, 1.00%, 6/25/15	2,000	2,011,200
Sweet Home Central School District, GO, BAN, 1.00%, 7/08/15	3,920	3,942,875
Town of Greece New York, GO, BAN, 1.00%, 6/26/15	4,028	4,050,502
Town of Huntington New York, GO, BAN, 0.50%, 12/18/14	4,305	4,307,960
Town of Irondequoit New York, GO, Series C, 1.00%, 4/24/15	5,165	5,185,383
Town of Lagrange New York, GO, Refunding, BAN, Series B, 1.00%, 3/27/15	4,939	4,955,478
Town of Lancaster New York, GO, Refunding, 1.00%, 7/29/15	5,035	5,064,453
Town of Webster New York, GO, Refunding BAN, 1.00%, 9/30/15	1,000	1,007,100
Triborough Bridge & Tunnel Authority, Austin Trust, Refunding RB, Series 2008-1184 (Bank of America NA LOC), 0.09%, 10/07/14 (a)(b):	4,300	4,300,000
Triborough Bridge & Tunnel Authority, RB:
Series D, 5.00%, 11/15/14	455	457,760

Municipal Bonds	Par (000)	Value

New York (concluded)
Triborough Bridge & Tunnel Authority, RB (concluded):
VRDN, General, Series B-2 (California State Teachers’ Retirement System LOC), 0.05%, 10/07/14 (a)	$1,925	$1,925,000
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN, General (California State Teachers’ Retirement System LOC) (a):
Series B-2A, 0.03%, 10/01/14	3,710	3,710,000
Series B-2BB, 0.03%, 10/01/14	9,355	9,355,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.09%, 10/07/14 (a)	6,030	6,030,000
Utility Debt Securitization Authority, Refunding RB, VRDN, FLOATS, Series 3369 (Morgan Stanley Bank SBPA), 0.05%, 10/07/14 (a)(b)(c)	2,500	2,500,000
Village of Tarrytown New York, GO, Refunding, 2.00%, 3/15/15	195	196,504
Wappingers Central School District, GO, BAN:
0.75%, 12/16/14	14,170	14,186,366
Refunding, Series B, 1.00%, 7/10/15	3,926	3,947,875
Yonkers IDA, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.05%, 10/07/14 (a)	15,025	15,025,000
Total Investments (Cost — $539,120,082*) — 100.4%		539,120,082
Liabilities in Excess of Other Assets — (0.4)%		(2,202,001)
Net Assets — 100.0%		$536,918,081

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	21

Schedule of Investments (concluded)	BIF New York Municipal Money Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$539,120,082	—	$539,120,082
[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2014, cash of $445,712 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

22	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio — 99.7%
City of Brecksville Ohio, GO, BAN, Service Center Garage Improvement, 1.00%, 6/17/15	$400	$402,274
City of Cincinnati Ohio School District, GO, Refunding, 5.00%, 12/01/14	165	166,318
City of Cleveland Ohio Airport System, Refunding RB, VRDN, Series D (Bank of America NA LOC), 0.05%, 10/07/14 (a)	8,650	8,650,000
City of Cleveland Ohio, Department of Public Utilities Division of Water, Refunding RB, Series W, 5.00%, 1/01/15	1,050	1,062,815
City of Cleveland Ohio, Department of Public Utilities Division of Waterworks, Refunding RB, VRDN, Series Q (Bank of New York Mellon LOC), 0.04%, 10/07/14 (a)	5,300	5,300,000
City of Columbus Ohio, Refunding RB, VRDN, FLOATS, Series 13 (Branch Banking & Trust Liquidity Agreement), 0.04%, 10/07/14 (a)(b)(c)	1,590	1,590,000
City of Columbus Ohio Regional Airport Authority, Refunding RB, Deutsche Bank SPEARS/LIFERS Trust VRDN, Series DB-488 (Deutsche Bank AG SBPA, Deutsche Bank Guaranty Agreement), 0.11%, 10/07/14 (a)(b)(c)	3,105	3,105,000
City of Hilliard Ohio, GO, Refunding, Various Purpose, Series B, 1.00%, 4/27/15	1,000	1,004,685
City of Independence Ohio, GO, BAN, Various Purpose, 1.00%, 4/15/15	570	572,363
City of Lakewood Ohio, GO, BAN, Various Purpose Improvement, 1.00%, 4/10/15	500	501,965
City of Lebanon Ohio, GO, BAN, Various Purpose, 1.00%, 4/21/15	1,735	1,742,509
City of Mason Ohio, GO, BAN, Building Acquisition & Improvement, 1.25%, 12/16/14	810	811,686
City of Miamisburg Ohio, GO, BAN, Various Purpose, 1.00%, 3/10/15	2,300	2,306,562
City of Strongsville Ohio, GO, BAN, Various Purpose, 1.00%, 10/21/14	2,015	2,015,808
City of Strongsville Ohio, GO, Refunding, Various Purpose, 2.00%, 12/01/14	100	100,303
County of Allen Ohio Hospital Facility, Refunding RB, VRDN, Catholic Healthcare Partners, Series C (Union Bank NA, LOC), 0.03%, 10/01/14 (a)	3,900	3,900,000
County of Athens Ohio Port Authority, RB, VRDN, Housing for Ohio, Inc. Project (Barclays Bank PLC LOC), 0.03%, 10/07/14 (a)	5,500	5,500,000
County of Cleveland-Cuyahoga Ohio Port Authority, Refunding RB, VRDN, Carnegie/89th Garage & Service Center LLC Project (JPMorgan Chase Bank LOC), 0.05%, 10/07/14 (a)	4,200	4,200,000
County of Franklin Ohio, HRB, VRDN, Senior, St. George Commons Apartments, M/F Housing, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.08%, 10/07/14 (a)	3,100	3,100,000
County of Franklin Ohio Hospital Facilities, Refunding RB, OhioHealth Corp:
Series C, 0.07%, 11/15/33 (d)	1,500	1,500,000
VRDN, FLOATS, Series 21B (Barclays Capital PLC Liquidity Agreement), 0.06%, 10/07/14 (a)(b)(c)	750	750,000

Municipal Bonds	Par (000)	Value

Ohio (concluded)
County of Lake Ohio, GO, BAN, East End Service Center Project, 1.00%, 4/01/15	$1,500	$1,505,776
County of Lorain Ohio Port Authority, RB, VRDN, St. Ignatius High School Project (U.S. Bank NA LOC), 0.06%, 10/07/14 (a)	1,130	1,130,000
County of Montgomery Ohio, RB, VRDN, Miami Valley Hospital, Series C (Barclays Bank PLC, SBPA), 0.01%, 10/01/14 (a)	1,685	1,685,000
Kent State University, Refunding RB, Series B (AGC), 5.00%, 5/01/15	100	102,811
Ohio Air Quality Development Authority, RB, VRDN, Ohio Valley Electric Corp., Series C (Bank of Tokyo-Mitsubishi UFJ LOC), 0.05%, 10/07/14 (a)	4,000	4,000,000
Ohio Air Quality Development Authority, Refunding RB, VRDN, AEP Generation Resources, Inc. Project, Series A (Mizuho Bank Ltd.), 0.06%, 10/07/14 (a)	3,000	3,000,000
Ohio HFA, RB, VRDN, S/F Housing, Series H, AMT (Ginnie Mae Guarantor) (Federal Home Loan Bank SBPA), 0.06%, 10/07/14 (a)	5,900	5,900,000
Ohio HFA, Refunding RB, MERLOTS, VRDN, S/F Housing, Series A02, AMT (Ginnie Mae Guarantor) (Wells Fargo Bank NA SBPA), 0.10%, 10/07/14 (a)(b)(c)	190	190,000
Ohio State Building Authority, RB, Administrative Building Fund Projects, Series A, 4.00%, 10/01/14	200	200,021
Ohio State University, RB, Series B, VRDN, 0.03%, 10/07/14 (a)	2,500	2,500,000
Ohio State Water Development Authority, Refunding RB, 5.00%, 12/01/14	305	307,500
Princeton City School District, GO, Refunding, 2.00%, 12/01/14	200	200,624
State of Ohio, GO, VRDN, Series B (a):
Common Schools, 0.04%, 10/07/14	1,455	1,455,000
Infrastructure Improvement, 0.04%, 10/07/14	1,300	1,300,000
State of Ohio, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank NA LOC), 0.25%, 10/07/14 (a)	2,700	2,700,000
State of Ohio Higher Educational Facilities Commission, RB, VRDN, Case Western Reserve University 2002 Project, Series A (Wells Fargo Bank NA SBPA) (a):
0.02%, 10/01/14	4,100	4,100,000
0.02%, 10/01/14	1,000	1,000,000
State of Ohio Higher Educational Facilities Commission, Refunding RB, VRDN (a):
Case Western Reserve University 2001 Project, Series A (Wells Fargo Bank NA SBPA), 0.02%, 10/01/14	1,700	1,700,000
Cleveland Clinic Health System Obligated Group, Series B (Wells Fargo Bank NA Liquidity Agreement), 0.01%, 10/01/14	1,000	1,000,000
Village of Oakwood Ohio, GO, BAN, Various Purpose, 1.13%, 9/24/15	1,657	1,669,080
Total Investments (Cost — $83,928,100*) — 99.7%		83,928,100
Other Assets Less Liabilities — 0.3%		286,704
Net Assets — 100.0%		$84,214,804

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	23

Schedule of Investments (concluded)	BIF Ohio Municipal Money Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	Variable rate security. Rate shown is as of report date.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$83,928,100	—	$83,928,100
[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2014, cash of $104,190 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

24	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania — 98.5%
Abington School District, GO, Refunding, 5.50%, 10/01/14	$100	$100,014
Allegheny County Higher Education Building Authority, Refunding RB, Carnegie Mellon University, Series A, 5.00%, 3/01/15	50	50,995
Carlisle School District, GO, Refunding, 0.25% 3/01/15	200	200,000
Center City District, Refunding RB, 4.00% 12/01/14	50	50,318
Central Bradford Progress Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series C-14 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 10/07/14 (a)(b)(c)	2,280	2,280,000
City of Philadelphia Pennsylvania, RB, Deutsche Bank SPEARS/LIFERS Trust, VRDN, Series DB-495, AMT (AGM) (Deutsche Bank Guarantor, Deutsche Bank AG SBPA), 0.19%, 10/07/14 (a)(b)(c)	4,000	4,000,000
City of Philadelphia Pennsylvania, GO, Refunding, VRDN, Series B (Bank of New York Mellon LOC), 0.05%, 10/07/14 (b)	600	600,000
City of Philadelphia Pennsylvania Gas Works Co., Refunding RB, VRDN, 8th Series D (Royal Bank of Canada LOC), 0.04%, 10/07/14 (b)	1,100	1,100,000
City of Philadelphia Pennsylvania IDA, RB, VRDN, Girard Estate Facilities Leasing (JPMorgan Chase Bank NA LOC), 0.09%, 10/07/14 (b)	500	500,000
Commonwealth of Pennsylvania, GO:
1st Series, 5.00%, 3/15/15	100	102,183
1st Series, 5.00%, 7/01/15	100	103,613
1st Series A, 5.00%, 11/01/14	300	301,259
2nd Series, 5.00%, 1/01/15	200	202,438
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN, FLOATS, Series 2009-58 (State Street Bank & Trust Co. Liquidity Agreement), 0.04%, 10/07/14 (a)(b)(c)	3,000	3,000,000
Council Rock School District, GO, Refunding, Series C, 2.00%, 11/15/14	1,170	1,172,747
County of Allegheny Pennsylvania Hospital Development Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series E-16 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 10/07/14 (a)(b)(c)	2,060	2,060,000
County of Bucks Pennsylvania, GO, 3.00%, 12/01/14	100	100,469
County of Bucks Pennsylvania Water & Sewer Authority, Refunding RB, 5.00%, 6/01/15	300	309,480
County of Chester Pennsylvania Health & Education Facilities Authority, Refunding RB, VRDN, AICUP Financing Program—Immaculata University Project, Series S3 (Manufacturers & Traders Trust Co. LOC), 0.06%, 10/07/14 (b)	900	900,000
County of Chester Pennsylvania IDA, RB, VRDN, AMT (Wells Fargo Bank NA LOC) (b):
Hankin Group, Series A, 0.25%, 10/07/14	1,355	1,355,000
West Vincent Association, Series B, 0.25%, 10/07/14	1,475	1,475,000
County of Chester Pennsylvania School Authority, Refunding RB, Intermediate Unit Project, 1.00%, 4/01/15	500	502,099

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)
County of Delaware Pennsylvania, GO, Series A, 3.00%, 10/01/14	$50	$50,004
County of Delaware Pennsylvania Authority, Refunding RB, Villanova University, 4.00%, 12/01/14	100	100,645
County of Delaware Pennsylvania IDA, RB, VRDN (b):
Scott Paper Co., Series A (Kimberly Clark Corp. Guaranty Agreement), 0.05%, 10/07/14	700	700,000
United Parcel Service Project (United Parcel Service, Inc. Guaranty Agreement), 0.04%, 10/01/14	300	300,000
County of Delaware Pennsylvania IDA, Refunding RB, VRDN, Covanta Energy Project, Series A (Bank of America NA LOC) (b):
0.07%, 10/07/14 (a)	500	500,000
0.07%, 10/07/14	800	800,000
County of Franklin Pennsylvania, GO, Refunding, Series A, 2.00%, 4/01/15	100	100,920
County of Lehigh Pennsylvania, GO, Refunding:
4.00%, 11/15/14	600	602,904
5.00%, 11/15/14	100	100,608
County of Montgomery Pennsylvania, GO, Refunding, Series A:
4.00%, 10/15/14 (d)	5	5,008
4.00%, 10/15/14	40	40,062
4.00%, 10/15/14 (d)	5	5,008
4.00%, 12/01/14 (d)	10	10,064
4.00%, 12/01/14	70	70,450
County of Montgomery Pennsylvania IDA, RB, VRDN, Big Little Association Project, Series A (Wells Fargo Bank NA LOC), 0.25%, 10/07/14 (b)	570	570,000
County of York Pennsylvania IDA, RB, VRDN, 495 Leasing Project, AMT (Wells Fargo Bank NA LOC), 0.25%, 10/07/14 (b)	910	910,000
Delaware River Port Authority of Pennsylvania, Refunding RB, VRDN, Series B (Barclays Bank PLC LOC), 0.03%, 10/07/14 (b)	1,100	1,100,000
Downingtown Area School District, GO, Refunding, Series AA, 5.00%, 11/01/14	200	200,838
Emmaus Pennsylvania General Authority, RB, VRDN (U.S. Bank NA LOC) (b):
Series 89F, Sub-Series F-24, 0.04%, 10/07/14	2,500	2,500,000
Series B, Sub-Series B-32, 0.04%, 10/07/14	400	400,000
Geisinger Authority, RB, VRDN, Geisinger Health System, Series B (TD Bank NA SBPA), 0.02%, 10/01/14 (b)	3,100	3,100,000
Great Valley School District, GO, 1.00%, 11/01/14	200	200,152
Hempfield School District, GO, Refunding:
1.00%, 10/15/14	50	50,017
Series A, 4.00%, 10/15/14	50	50,078
Lancaster County Hospital Authority, Refunding RB, VRDN, Masonic Homes Project, Series D (JPMorgan Chase Bank NA LOC), 0.02%, 10/01/14 (b)	800	800,000
Lancaster IDA, RB, VRDN, Purple Partners LLC Project, AMT (U.S. Bank NA LOC), 0.06%, 10/07/14 (b)	2,500	2,500,000
Lower Moreland Township School District, GO, Refunding, 3.00%, 2/15/15	100	101,055

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	25

Schedule of Investments (continued)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)
Penn Delco School District, GO, Refunding, Series B, 3.00%, 2/15/15	$100	$101,012
Pennsylvania Economic Development Financing Authority, RB, VRDN (Manufacturers & Traders Trust Co. LOC) (b):
Evergreen Community Power Facility, AMT, 0.19%, 10/07/14	5,755	5,755,000
Homewood Retirement, Series E, 0.09%, 10/07/14	730	730,000
Merck & Co., Inc., West Point Project, AMT, 0.07%, 10/07/14	8,500	8,500,000
Penn Waste, Inc. Project, AMT, 0.14%, 10/07/14	1,555	1,555,000
Pennsylvania HFA, MRB, VRDN, S/F Housing (Royal Bank of Canada SBPA) (b):
Series 81C, 0.04%, 10/07/14	370	370,000
Series 82B, AMT, 0.04%, 10/07/14	865	865,000
Pennsylvania Higher Education Assistance Agency, Refunding RB, 0.60%, 12/15/14	25	25,011
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Bryn Mawr College, 3.00%, 12/01/14	100	100,472
VRDN, Gwynedd Mercy College, Series P1 (TD Bank NA LOC), 0.04%, 10/07/14 (b)	1,000	1,000,000
VRDN, Thomas Jefferson University, Series B (JPMorgan Chase Bank NA LOC), 0.04%, 10/07/14 (b)	1,700	1,700,000
Pennsylvania State Public School Building Authority, RB, VRDN, FLOATS, Series 1479 (AGM) (Credit Suisse Liquidity Agreement), 0.21%, 10/07/14 (a)(b)(c)	700	700,000
Pennsylvania State Turnpike Commission, Refunding RB, Series B, 5.00%, 12/01/14	425	428,437
Pennsylvania State University, RB:
Series A, 5.00%, 3/01/15	100	101,980
VRDN, PUTTERS, Series 1971 (JPMorgan Chase Bank NA Liquidity Agreement), 0.05%, 10/02/14 (a)(b)(c)	800	800,000

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Pennsylvania Turnpike Commission, Refunding RB (e):
Series B-1, 0.09%, 10/02/14	$1,900	$1,900,000
Series B-2, 0.09%, 10/02/14	1,400	1,400,000
Perkiomen Valley School District, GO, Refunding, 2.00%, 11/15/14	100	100,216
Red Lion Area School District, GO, Refunding, 1.00%, 2/01/15	200	200,495
School District of Philadelphia Pennsylvania, GO, Refunding, VRDN, Series F (Barclays Bank PLC LOC), 0.03%, 10/07/14 (b)	2,000	2,000,000
Souderton Area School District, GO, Refunding, 4.00%, 11/01/14	50	50,160
Southmoreland School District, GO, Refunding, Series A, 1.00%, 10/01/14	265	265,006
Township of Lower Allen Pennsylvania, GO, Refunding, 1.00%, 11/15/14	105	105,092
Township of Middletown Pennsylvania, GO, Refunding, 0.20%, 10/15/14	100	100,000
Township of Radnor School District, GO, Refunding, 1.00%, 4/01/15	200	200,859
Township of Springfield School District, GO, Refunding, Series A, 3.00%, 11/15/14	100	100,343
Township of West Pikeland Pennsylvania, GO, Refunding, 2.00%, 12/15/14	100	100,353
Warwick School District, GO, Refunding, Series A, 1.00%, 3/01/15	210	210,654
West Chester Area School District, GO, Refunding, 4.00%, 4/15/15	100	102,014
York General Authority Pennsylvania, RB, VRDN, Strand Capitol Arts Center Project (Manufacturers & Traders Trust Co. LOC), 0.09%, 10/07/14 (b)	305	305,000
Total Investments (Cost — $66,205,532*) — 98.5%		66,205,532
Other Assets Less Liabilities — 1.5%		1,003,153
Net Assets — 100.0%		$67,208,685

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	Security is collateralized by municipal or U.S. Treasury obligations.
(e)	Variable rate security. Rate shown is as of report date.

See Notes to Financial Statements.

26	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	BIF Pennsylvania Municipal Money Fund

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$66,205,532	—	$66,205,532
[1]	See above Schedule of Investments for values in the state.
There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	27

Statements of Assets and Liabilities

September 30, 2014 (Unaudited)	BIF California Municipal Money Fund	BIF Connecticut Municipal Money Fund	BIF Massachusetts Municipal Money Fund	BIF Michigan Municipal Money Fund

Assets
Investments at value — unaffiliated[1]	$586,423,473	$89,051,393	$66,045,427	$31,640,000
Cash	321,652	1,311,775	10,068,594	2,358,040
Interest receivable	1,087,259	78,659	65,824	3,445
Investments sold receivable	404,500	18,101,840	5,200,247	6,550,514
Receivable from Manager	—	4,513	7,932	6,627
Capital shares sold receivable	—	—	—	68,666
Prepaid expenses	25,200	9,185	11,960	8,906
Total assets	588,262,084	108,557,365	81,399,984	40,636,198

Liabilities
Investment advisory fees payable	7,149	—	—	—
Officer’s and Trustees’ fees payable	7,041	1,855	1,630	1,011
Other affiliates payable	2,509	371	449	59
Other accrued expenses payable	69,006	31,040	41,608	21,393
Total liabilities	85,705	33,266	43,687	22,463
Net Assets	$588,176,379	$108,524,099	$81,356,297	$40,613,735

Net Assets Consist of
Paid-in capital[2]	$588,167,043	$108,523,267	$81,356,045	$40,637,148
Undistributed net investment income	1,305	234	172	112
Accumulated net realized gain (loss)	8,031	598	80	(23,525)
Net Assets, $1.00 net asset value per share	$588,176,379	$108,524,099	$81,356,297	$40,613,735

[1] Investments at cost — unaffiliated	$586,423,473	$89,051,393	$66,045,427	$31,640,000
[2] Shares issued and outstanding, unlimited shares authorized, $0.10 par value	587,569,353	108,403,437	81,288,284	40,704,140

See Notes to Financial Statements.

28	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Statements of Assets and Liabilities (concluded)

September 30, 2014 (Unaudited)	BIF New Jersey Municipal Money Fund	BIF New York Municipal Money Fund	BIF Ohio Municipal Money Fund	BIF Pennsylvania Municipal Money Fund

Assets
Investments at value — unaffiliated[1]	$324,203,597	$539,120,082	$83,928,100	$66,205,532
Cash	18,971,731	445,712	104,190	—
Interest receivable	469,287	339,123	97,199	73,874
Investments sold receivable	1,430,000	100,000	100,000	930,018
Receivable from Manager	—	—	3,860	6,257
Prepaid expenses	13,914	19,919	9,206	11,227
Total assets	345,088,529	540,024,836	84,242,555	67,226,908

Liabilities
Investments purchased payable	5,267,376	3,018,300	—	—
Investment advisory fees payable	23,462	13,853	—	—
Officer’s and Trustees’ fees payable	3,764	6,274	1,372	1,219
Other affiliates payable	1,044	2,292	192	265
Other accrued expenses payable	42,483	66,036	26,187	16,739
Total liabilities	5,338,129	3,106,755	27,751	18,223
Net Assets	$339,750,400	$536,918,081	$84,214,804	$67,208,685

Net Assets Consist of
Paid-in capital[2]	$339,667,669	$536,890,980	$84,211,260	$67,247,013
Undistributed net investment income	545	1,184	150	240
Accumulated net realized gain (loss)	82,186	25,917	3,394	(38,568)
Net Assets, $1.00 net asset value per share	$339,750,400	$536,918,081	$84,214,804	$67,208,685

[1] Investments at cost — unaffiliated	$324,203,597	$539,120,082	$83,928,100	$66,205,532
[2] Shares issued and outstanding, unlimited shares authorized, $0.10 par value	339,509,991	536,861,518	84,108,393	67,309,811

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	29

Statements of Operations

Six Months Ended September 30, 2014 (Unaudited)	BIF California Municipal Money Fund	BIF Connecticut Municipal Money Fund	BIF Massachusetts Municipal Money Fund	BIF Michigan Municipal Money Fund

Investment Income
Income	$315,035	$56,781	$42,601	$15,191

Expenses
Investment advisory	1,536,959	301,749	186,159	117,788
Service and distribution	371,804	75,243	46,275	25,397
Transfer agent	61,896	7,407	8,869	4,206
Professional	32,571	26,345	36,692	23,971
Accounting services	28,276	6,496	5,765	3,751
Registration	22,473	10,031	10,843	10,056
Custodian	13,815	2,201	3,018	1,971
Officer and Trustees	10,701	3,294	2,560	2,013
Printing	7,420	3,206	3,022	2,566
Miscellaneous	25,448	9,392	11,195	6,386
Total expenses	2,111,363	445,364	314,398	198,105
Less fees waived by Manager	(1,424,514)	(299,951)	(186,159)	(117,788)
Less service and distribution fees waived	(371,804)	(75,243)	(46,275)	(25,397)
Less other expenses waived and/or reimbursed by Manager	(126)	(11,940)	(39,376)	(38,496)
Less fees paid indirectly	—	(1,471)	—	(1,241)
Total expenses after fees waived and/or reimbursed and paid indirectly	314,919	56,759	42,588	15,183
Net investment income	116	22	13	8

Realized Gain
Net realized gain from investments	613	598	80	52
Net Increase in Net Assets Resulting from Operations	$729	$620	$93	$60

See Notes to Financial Statements.

30	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Statements of Operations (concluded)

Six Months Ended September 30, 2014 (Unaudited)	BIF New Jersey Municipal Money Fund	BIF New York Municipal Money Fund	BIF Ohio Municipal Money Fund	BIF Pennsylvania Municipal Money Fund

Investment Income
Income	$286,863	$307,140	$46,915	$42,855

Expenses
Investment advisory	857,751	1,373,553	219,786	171,387
Service and distribution	204,800	330,014	54,852	37,792
Transfer agent	20,299	52,118	6,766	8,411
Professional	29,092	34,221	22,139	25,707
Accounting services	13,451	25,250	5,217	4,667
Registration	12,190	16,240	10,173	10,403
Custodian	6,028	11,067	2,562	3,019
Officer and Trustees	6,405	9,697	2,653	2,287
Printing	4,489	6,963	2,748	2,749
Miscellaneous	15,457	27,810	8,955	16,099
Total expenses	1,169,962	1,886,933	335,851	282,521
Less fees waived by Manager	(673,064)	(1,249,690)	(219,410)	(171,387)
Less service and distribution fees waived	(204,800)	(330,014)	(54,852)	(37,792)
Less other expenses waived and/or reimbursed by Manager	—	(191)	(14,690)	(30,500)
Less fees paid indirectly	(5,298)	—	—	—
Total expenses after fees waived and/or reimbursed and paid indirectly	286,800	307,038	46,899	42,842
Net investment income	63	102	16	13

Realized Gain
Net realized gain from investments	82,186	8,706	3,462	864
Net Increase in Net Assets Resulting from Operations	$82,249	$8,808	$3,478	$877

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	31

Statements of Changes in Net Assets

	BIF California Municipal Money Fund		BIF Connecticut Municipal Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Operations
Net investment income	$116	$279	$22	$50
Net realized gain	613	9,026	598	19,384
Net increase in net assets resulting from operations	729	9,305	620	19,434

Distributions to Shareholders From
Net investment income	(116)	(279)[1]	(22)	(50)[1]
Net realized gain	—	(48,871)[1]	—	(19,150)[1]
Decrease in net assets resulting from distributions to shareholders	(116)	(49,150)	(22)	(19,200)

Capital Share Transactions
Net proceeds from sale of shares	1,877,768,782	3,498,792,164	151,131,000	369,505,595
Reinvestment of distributions	38	48,965	7	19,166
Cost of shares redeemed	(1,961,700,343)	(3,727,749,780)	(177,906,653)	(392,665,922)
Net decrease in net assets derived from capital share transactions	(83,931,523)	(228,908,651)	(26,775,646)	(23,141,161)

Net Assets
Total decrease in net assets	(83,930,910)	(228,948,496)	(26,775,048)	(23,140,927)
Beginning of period	672,107,289	901,055,785	135,299,147	158,440,074
End of period	$588,176,379	$672,107,289	$108,524,099	$135,299,147
Undistributed net investment income, end of period	$1,305	$1,305	$234	$234
[1]	Distributions for period determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

32	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Statements of Changes in Net Assets (continued)

	BIF Massachusetts Municipal Money Fund		BIF Michigan Municipal Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Operations
Net investment income	$13	$43	$8	$17
Net realized gain	80	172	52	112
Net increase in net assets resulting from operations	93	215	60	129

Distributions to Shareholders From
Net investment income	(13)	(43)[1]	(8)	(17)[1]

Capital Share Transactions
Net proceeds from shares sold	124,390,654	290,135,807	147,091,429	257,908,500
Reinvestment of distributions	4	18	2	4
Cost of shares redeemed	(123,728,979)	(341,158,966)	(149,653,856)	(259,265,513)
Net increase (decrease) in net assets derived from capital share transactions	661,679	(51,023,141)	(2,562,425)	(1,357,009)

Net Assets
Total increase (decrease) in net assets	661,759	(51,022,969)	(2,562,373)	(1,356,897)
Beginning of period	80,694,538	131,717,507	43,176,108	44,533,005
End of period	$81,356,297	$80,694,538	$40,613,735	$43,176,108
Undistributed net investment income, end of period	$172	$172	$112	$112
[1]	Distributions for period determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	33

Statements of Changes in Net Assets (continued)

	BIF New Jersey Municipal Money Fund		BIF New York Municipal Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Operations
Net investment income	$63	$134	$102	$242
Net realized gain	82,186	545	8,706	40,101
Net increase in net assets resulting from operations	82,249	679	8,808	40,343

Distributions to Shareholders From
Net investment income	(63)	(134)[1]	(102)	(242)[1]
Net realized gain	—	(1,199)[1]	—	(106,853)[1]
Decrease in net assets resulting from distributions to shareholders	(63)	(1,333)	(102)	(107,095)

Capital Share Transactions
Net proceeds from sale of shares	372,449,918	997,925,190	1,004,879,488	2,401,149,040
Reinvestment of distributions	32	1,263	20	106,904
Cost of shares redeemed	(413,510,491)	(994,722,186)	(1,064,480,500)	(2,512,034,269)
Net increase (decrease) in net assets derived from capital share transactions	(41,060,541)	3,204,267	(59,600,992)	(110,778,325)

Net Assets
Total increase (decrease) in net assets	(40,978,355)	3,203,613	(59,592,286)	(110,845,077)
Beginning of period	380,728,755	377,525,142	596,510,367	707,355,444
End of period	$339,750,400	$380,728,755	$536,918,081	$596,510,367
Undistributed net investment income, end of period	$545	$545	$1,184	$1,184
[1]	Distributions for period determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

34	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Statements of Changes in Net Assets (concluded)

	BIF Ohio Municipal Money Fund		BIF Pennsylvania Municipal Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Operations
Net investment income	$16	$30	$13	$28
Net realized gain	3,462	82	864	145
Net increase in net assets resulting from operations	3,478	112	877	173

Distributions to Shareholders From
Net investment income	(16)	(30)[1]	(13)	(28)[1]

Capital Share Transactions
Net proceeds from shares sold	110,767,154	274,667,084	198,053,380	453,344,181
Reinvestment of distributions	5	7	2	4
Cost of shares redeemed	(116,250,048)	(267,514,480)	(198,106,402)	(474,297,479)
Net increase (decrease) in net assets derived from capital share transactions	(5,482,889)	7,152,611	(53,020)	(20,953,294)

Net Assets
Total increase (decrease) in net assets	(5,479,427)	7,152,693	(52,156)	(20,953,149)
Beginning of period	89,694,231	82,541,538	67,260,841	88,213,990
End of period	$84,214,804	$89,694,231	$67,208,685	$67,260,841
Undistributed net investment income, end of period	$150	$150	$240	$240
[1]	Distributions for period determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	35

Financial Highlights	BIF California Municipal Money Fund

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,
			2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0001	0.0004	0.0005
Net realized gain	0.0000	[1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000		0.0001	0.0000	0.0001	0.0004	0.0005
Distributions from[2]:
Net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0004)	(0.0005)
Net realized gain	—		(0.0001)	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]
Total distributions	(0.0000)		(0.0001)	(0.0000)	(0.0001)	(0.0004)	(0.0005)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.01%	0.00%	0.01%	0.04%	0.05%

Ratios to Average Net Assets
Total expenses	0.67%	[6]	0.65%	0.64%	0.62%	0.61%	0.61%
Total expenses after fees waived, reimbursed and paid indirectly	0.10%	[6]	0.12%	0.21%	0.21%	0.33%	0.46%
Net investment income	0.00%	[6]	0.00%	0.00%	0.01%	0.04%	0.06%

Supplemental Data
Net assets, end of period (000)	$588,176		$672,107	$901,056	$1,055,359	$1,229,341	$1,485,537

BIF Connecticut Municipal Money Fund

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,
			2014	2013	2012		2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000	[1]	—	0.0003
Net realized gain	0.0000	[1]	0.0001	—	0.0000	[1]	0.0000 [1]	—
Net increase from investment operations	0.0000		0.0001	0.0000	0.0000		0.0000	0.0003
Distributions from[2]:
Net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]		—	(0.0003)
Net realized gain	—		(0.0001)	(0.0000)[3]	—		(0.0000)[3]	(0.0000)[3]
Total distributions	(0.0000)		(0.0001)	(0.0000)	(0.0000)		(0.0000)	(0.0003)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.01%	0.00%	0.00%		0.00%	0.03%

Ratios to Average Net Assets
Total expenses	0.74%	[6]	0.74%	0.72%	0.71%		0.69%	0.71%
Total expenses after fees waived, reimbursed and paid indirectly	0.09%	[6]	0.10%	0.18%	0.19%		0.32%	0.44%
Net investment income	0.00%	[6]	0.00%	0.00%	0.00%		0.00%	0.03%

Supplemental Data
Net assets, end of period (000)	$108,524		$135,299	$158,440	$181,310		$232,421	$368,830

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

See Notes to Financial Statements.

36	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Financial Highlights (continued)	BIF Massachusetts Municipal Money Fund

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,
			2014		2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	[1]	0.0000	[1]	0.0000 [1]	0.0000 [1]	—	0.0004
Net realized gain	0.0000	[1]	0.0000	[1]	0.0006	0.0000 [1]	—	0.0002
Net increase from investment operations	0.0000		0.0000		0.0006	0.0000	—	0.0006
Distributions from[2]:
Net investment income	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	—	(0.0004)
Net realized gain	—		—		(0.0006)	(0.0000)[3]	—	(0.0000)[3]
Total distributions	(0.0000)		(0.0000)		(0.0006)	(0.0000)	—	(0.0004)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%		0.06%	0.00%	0.00%	0.05%

Ratios to Average Net Assets
Total expenses	0.84%	[6]	0.79%		0.76%	0.73%	0.72%	0.74%
Total expenses after fees waived, reimbursed and paid indirectly	0.11%	[6]	0.15%		0.24%	0.23%	0.35%	0.50%
Net investment income	0.00%	[6]	0.00%		0.00%	0.00%	0.00%	0.05%

Supplemental Data
Net assets, end of period (000)	$81,356		$80,695		$131,718	$150,888	$162,853	$224,140

BIF Michigan Municipal Money Fund

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,
			2014		2013		2012		2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	—	0.0003
Net realized gain	0.0000	[1]	0.0000	[1]	—		0.0001		—	0.0000	[1]
Net increase from investment operations	0.0000		0.0000		0.0000		0.0001		—	0.0003
Distributions from net investment income[2]	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		—	(0.0003)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%		0.00%		0.00%		0.00%	0.03%

Ratios to Average Net Assets
Total expenses	0.84%	[6]	0.88%		0.80%		0.79%		0.73%	0.73%
Total expenses after fees waived, reimbursed and paid indirectly	0.06%	[6]	0.12%		0.24%		0.23%		0.41%	0.47%
Net investment income	0.00%	[6]	0.00%		0.00%		0.00%		0.00%	0.03%

Supplemental Data
Net assets, end of period (000)	$40,614		$43,176		$44,533		$56,019		$85,871	$175,022
[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	37

Financial Highlights (continued)	BIF New Jersey Municipal Money Fund

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,
			2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0001	0.0004	0.0008
Net realized gain	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000		0.0000	0.0000	0.0001	0.0004	0.0008
Distributions from[2]:
Net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0004)	(0.0008)
Net realized gain	—		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Total distributions	(0.0000)		(0.0000)	(0.0000)	(0.0001)	(0.0004)	(0.0008)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.00%	0.01%	0.04%	0.08%

Ratios to Average Net Assets
Total expenses	0.68%	[6]	0.68%	0.68%	0.67%	0.65%	0.64%
Total expenses after fees waived, reimbursed and paid indirectly	0.17%	[6]	0.19%	0.26%	0.30%	0.37%	0.52%
Net investment income	0.00%	[6]	0.00%	0.00%	0.01%	0.04%	0.08%

Supplemental Data
Net assets, end of period (000)	$339,750		$380,729	$377,525	$422,655	$607,969	$988,738

BIF New York Municipal Money Fund

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,
			2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	0.0004
Net realized gain	0.0000	[1]	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000		0.0002	0.0000	0.0000	0.0000	0.0004
Distributions from[2]:
Net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—	(0.0004)
Net realized gain	—		(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Total distributions	(0.0000)		(0.0002)	(0.0000)	(0.0000)	(0.0000)	(0.0004)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.02%	0.00%	0.00%	0.00%	0.04%

Ratios to Average Net Assets
Total expenses	0.68%	[6]	0.66%	0.65%	0.64%	0.62%	0.60%
Total expenses after fees waived, reimbursed and paid indirectly	0.11%	[6]	0.13%	0.21%	0.21%	0.34%	0.41%
Net investment income	0.00%	[6]	0.00%	0.00%	0.00%	0.00%	0.05%

Supplemental Data
Net assets, end of period (000)	$536,918		$596,510	$707,355	$906,852	$996,972	$1,637,162

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

See Notes to Financial Statements.

38	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Financial Highlights (concluded)	BIF Ohio Municipal Money Fund

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,
			2014		2013	2012		2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Net investment income	0.0000	[1]	0.0000	[1]	0.0000 [1]	0.0000	[1]	0.0004	0.0010
Net realized gain	0.0000	[1]	0.0000	[1]	—	0.0000	[1]	—	0.0001
Net increase from investment operations	0.0000		0.0000		0.0000	0.0000		0.0004	0.0011
Distributions from[2]:
Net investment income	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]	(0.0000)[3]		(0.0004)	(0.0010)
Net realized gain	—		—		(0.0000)[3]	—		(0.0000)[3]	(0.0000)[3]
Return of capital	—		—		(0.0020)	—		—	—
Total distributions	(0.0000)		(0.0000)		(0.0020)	(0.0000)		(0.0004)	(0.0010)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%		0.20%	0.00%		0.04%	0.11%

Ratios to Average Net Assets
Total expenses	0.76%	[6]	0.80%		0.77%	0.77%		0.70%	0.72%
Total expenses after fees waived, reimbursed and paid indirectly	0.11%	[6]	0.13%		0.22%	0.21%		0.38%	0.62%
Net investment income	0.00%	[6]	0.00%		0.00%	0.00%		0.04%	0.11%

Supplemental Data
Net assets, end of period (000)	$84,215		$89,694		$82,542	$100,592		$126,607	$313,893

BIF Pennsylvania Municipal Money Fund

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,
			2014		2013		2012		2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	—	0.0003
Net realized gain	0.0000	[1]	0.0000	[1]	—		0.0000	[1]	—	0.0000	[1]
Net increase from investment operations	0.0000		0.0000		0.0000		0.0000		—	0.0003
Distributions from net investment income[2]	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		—	(0.0003)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%		0.00%		0.00%		0.00%	0.03%

Ratios to Average Net Assets
Total expenses	0.82%	[6]	0.82%		0.74%		0.72%		0.71%	0.72%
Total expenses after fees waived, reimbursed and paid indirectly	0.12%	[6]	0.15%		0.24%		0.21%		0.34%	0.45%
Net investment income	0.00%	[6]	0.00%		0.00%		0.00%		0.00%	0.03%

Supplemental Data
Net assets, end of period (000)	$67,209		$67,261		$88,214		$132,555		$148,845	$334,360

[1]	Amount is less than $0.00005 per share.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Amount is greater than $(0.00005) per share.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	39

Notes to Financial Statements (Unaudited)

1. Organization:

BIF California Municipal Money Fund (“BIF California”), BIF Connecticut Municipal Money Fund (“BIF Connecticut”), BIF Massachusetts Municipal Money Fund (“BIF Massachusetts”), BIF Michigan Municipal Money Fund (“BIF Michigan”), BIF New Jersey Municipal Money Fund (“BIF New Jersey”), BIF New York Municipal Money Fund (“BIF New York”), BIF Ohio Municipal Money Fund (“BIF Ohio”) and BIF Pennsylvania Municipal Money Fund (“BIF Pennsylvania”) (each, a “Fund” and collectively, the “Funds”) are each a series of BIF Multi-State Municipal Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared and reinvested daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into a separate Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.500%
$500 Million – $1 Billion	0.425%
Greater than $1 Billion	0.375%
40	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Notes to Financial Statements (continued)

Prior to July 1, 2014, BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, served as a sub-advisor to each Fund pursuant to sub-advisory agreements with the Manager, and received for its services a monthly fee from the Manager at an annual rate equal to a percentage of the investment advisory fees paid by each Fund to the Manager under the Investment Advisory Agreements. Effective July 1, 2014, the sub-advisory agreements between the Manager and BIM, with respect to each Fund, expired.

For the six months ended September 30, 2014, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

	BIF California	BIF Connecticut	BIF Massachusetts	BIF Michigan	BIF New Jersey	BIF New York	BIF Ohio	BIF Pennsylvania
Amounts reimbursed	$3,658	$640	$549	$183	$1,830	$3,292	$458	$366

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Shareholder Servicing Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Shareholder Servicing Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.125% of the average daily value of each Fund’s net assets.

The Manager and BRIL voluntarily agreed to waive a portion of management and service fees and reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by Manager, service and distribution fees waived and other expenses waived and/or reimbursed by Manager. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or Trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the six months ended September 30, 2014, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	BIF California	BIF Connecticut	BIF Massachusetts	BIF Michigan	BIF New Jersey	BIF New York	BIF Ohio	BIF Pennsylvania
Purchases	$227,155,000	$5,200,000	$11,800,000	$4,525,000	$11,650,000	$80,740,000	$11,185,000	$54,800,000
Sales	$100,200,000	$28,900,000	$7,500,000	$7,150,000	$1,000,000	$103,900,000	$6,500,000	$49,940,000

4. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for each of the four years ended March 31, 2014. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires March 31,	BIF Michigan	BIF Ohio	BIF Pennsylvania
2015	$23,577	—	$39,337
No expiration date[1]	—	$68	95
Total	$23,577	$68	$39,432
[1]	Must be utilized prior to losses subject to expiration.
BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	41

Notes to Financial Statements (concluded)

5. Principal Risks:

The Funds invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states or U.S. territories.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented may affect the Funds’ operations and return potential.

6. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

7. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:

On September 19, 2014, the Board of Trustees of the Trust approved a proposal to close BIF Michigan and BIF Pennsylvania to new investors and thereafter to liquidate BIF Michigan and BIF Pennsylvania. Effective October 15, 2014, BIF Michigan and BIF Pennsylvania no longer accepts purchase orders from new investors. On or about December 18, 2014 (the “Liquidation Date”), all of the assets of BIF Michigan and BIF Pennsylvania will be liquidated completely, the shares of any shareholders holding shares on the Liquidation Date will be redeemed at the net asset value per share and BIF Michigan and BIF Pennsylvania will then each be terminated as a series of the Trust.

42	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Disclosure of Investment Advisory Agreements

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BIF Multi-State Municipal Series Trust (the “Trust”) met in person on April 24, 2014 (the “April Meeting”) and May 28-30, 2014 (the “May Meeting”) to consider the approval of the separate investment advisory agreements (collectively, the “Agreements”) between the Trust and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor, with respect to each series of the Trust (each, a “Fund,” and collectively, the “Funds”). At the May Meeting, it was noted that the separate sub-advisory agreements between the Manager and BlackRock Investment Management, LLC with respect to each of the Funds would expire effective July 1, 2014. It was also noted that the non-renewal of the sub-advisory agreements would not result in any change in the nature or quality of services provided to the Funds, or in the portfolio management teams that serve the Funds.

Activities and Composition of the Board

The Board consists of fifteen individuals, thirteen of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two or three days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Funds by BlackRock, its personnel and its affiliates, including (as applicable) investment management; administrative and shareholder services; oversight of fund service providers; marketing services; risk oversight; compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Board considered, with respect to each Fund, were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting new regulatory requirements; (e) the Trust’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between the services provided to these products as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of BlackRock’s product pipeline, opportunities to consolidate funds and BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability, implementation of alternative investment strategies, investment performance, portfolio manager compensation and accountability, portfolio managers’ investments in the funds they manage, supplemental service agreements with third party distribution partners, subadvisory and advisory relationships with other clients (including mutual funds sponsored by third parties) and management fee levels and breakpoints. The Board further considered the importance of: BlackRock’s management organization; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	43

Disclosure of Investment Advisory Agreements (continued)

prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each Fund as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; (g) sales and redemption data regarding each Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including all the Independent Board Members, approved the continuation of the separate Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2015. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of portfolio holdings of each Fund, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.
44	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Disclosure of Investment Advisory Agreements (continued)

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

The Board reviewed each Fund’s performance within the context of the low yield environment that has existed over the past few years.

The Board noted that BIF New York Municipal Money Fund ranked in the first, first and fourth quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively.

The Board noted that BIF Ohio Municipal Money Fund ranked in the third, first and first quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one-year period.

The Board noted that BIF Massachusetts Municipal Money Fund ranked in the third, first and third quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one-year period.

The Board noted that BIF New Jersey Municipal Money Fund ranked in the third, second and second quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one-year period.

The Board noted that each of BIF Connecticut Municipal Money Fund and BIF Pennsylvania Municipal Money Fund ranked in the third, fourth and fourth quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. However, the Board noted that each of these Funds performed within the one basis point threshold of its Lipper Performance Universe peer median for the one- and three-year periods.

The Board noted that BIF Michigan Municipal Money Fund ranked in the third, fourth and third quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one- and three-year periods.

The Board noted that BIF California Municipal Money Fund ranked in the fourth, second and second quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one-year period.

The quartile standing of each Fund in its Lipper peer group takes into account the Fund’s current yield only. The Board believes that the performance of a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews each Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of each Fund’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	45

Disclosure of Investment Advisory Agreements (continued)

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2013 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Funds. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment objectives across the open-end fund, ETF, closed-end fund and institutional account product channels, as applicable.

The Board noted that BIF California Municipal Money Fund’s contractual management fee rate ranked in the third quartile, and that its actual management fee rate and total expense ratio ranked in the third and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board determined that the Fund’s contractual management fee rate was appropriate in light of the median contractual management fee rate paid by the Fund’s Expense Peers.

The Board noted that BIF New York Municipal Money Fund’s contractual management fee rate ranked in the third quartile, and that its actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that, with respect to each of BIF Michigan Municipal Money Fund, BIF Ohio Municipal Money Fund and BIF Pennsylvania Municipal Money Fund, the Fund’s contractual management fee rate ranked in the fourth quartile, and its actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers.

The Board noted that, with respect to each of BIF Connecticut Municipal Money Fund and BIF Massachusetts Municipal Money Fund, the Fund’s contractual management fee rate ranked in the fourth quartile, and its actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that BIF New Jersey Municipal Money Fund’s contractual management fee rate ranked in the fourth quartile, and that its actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the Fund’s Expense Peers.

The Board reviewed each Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that, to enable each Fund to maintain minimum levels of daily net investment income, BlackRock and the Fund’s distributor have voluntarily agreed to reduce each Fund’s expenses as necessary. The voluntary waivers and reimbursements may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Funds. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

46	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Disclosure of Investment Advisory Agreements (concluded)

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including all the Independent Board Members, approved the continuation of the separate Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2015. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Funds reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	47

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee
Rodney D. Johnson, Co-Chairman of the Board and Trustee
Paul L. Audet, President and Trustee
David O. Beim, Trustee
Frank J. Fabozzi, Trustee
Henry Gabbay, Trustee
Dr. Matina S. Horner, Trustee
Herbert I. London, Trustee
Ian A. MacKinnon, Trustee
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Trustee
Frederick W. Winter, Trustee
John M. Perlowski, Chief Executive Officer
Richard Hoerner, CFA, Vice President
Jennifer McGovern, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Charles Park, Chief Compliance Officer and Anti-Money Laundering Officer
Benjamin Archibald, Secretary

Effective May 30, 2014, Brian Kindelan resigned as Chief Compliance Officer and Anti-Money Laundering Officer of the Funds and Charles Park became Chief Compliance Officer and Anti-Money Laundering Officer of the Funds. Mr. Park joined BlackRock in 2009 and is the current Global Chief Compliance Officer of the BlackRock iShares exchange traded funds.

Effective September 19, 2014, Brendan Kyne resigned as a Vice President of the Funds and Jennifer McGovern became a Vice President of the Funds.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

	Transfer Agent Financial Data Services, Inc. Jacksonville, FL 32246	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

48	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of investments

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month year ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014	49

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

50	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2014

[THIS PAGE INTENTIONALLY LEFT BLANK]

This report is intended for existing shareholders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BIFSTATES-9/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –	Exhibits attached hereto
(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto
(a)(3) – Not Applicable
(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: December 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: December 2, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Multi-State Municipal Series Trust

Date: December 2, 2014

3